Quarterly Report
June 30, 2022
MFS®  Municipal Income Fund
LMB-Q1

Portfolio of Investments
6/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 99.7%
Alabama - 1.6%
Alabama DCH Health Care Authority, Health Care Facilities Rev., 5%, 6/01/2033	$620,000	$639,742
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 4), “B-1”, 5%, 5/01/2053 (Put Date 8/01/2028)	10,165,000	10,753,059
Alabama Stadium Trace Village Improvement District Development Incentive Anticipation, 3.625%, 3/01/2036	1,380,000	1,093,884
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2035	240,000	240,838
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2037	190,000	190,174
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2038	1,245,000	1,241,998
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2039	245,000	243,553
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2040	125,000	123,749
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.25%, 6/01/2025	415,000	411,460
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A”, 4%, 12/01/2048 (Put Date 12/01/2023)	5,170,000	5,260,122
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A-1”, 4%, 10/01/2049 (Put Date 10/01/2026)	3,890,000	3,940,957
Black Belt Energy Gas District, AL, Gas Prepay Rev., “B-1”, FLR, 1.611% (67% of LIBOR - 1mo. + 0.9%), 12/01/2048 (Put Date 12/01/2023)	15,870,000	15,742,540
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2026	925,000	789,797
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2029	1,305,000	915,336
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2034	1,865,000	922,269
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2035	3,535,000	1,637,206
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2023	360,000	372,602
Mobile, AL, General Obligation Warrants, “A”, 5%, 2/15/2030	2,465,000	2,703,265
Southeast Alabama Gas Supply District Rev. (Project No. 1), “A”, 4%, 4/01/2049	11,470,000	11,615,320
University of North Alabama, General Fee Rev., “B”, BAM, 5%, 11/01/2038	1,185,000	1,304,786
University of North Alabama, General Fee Rev., “B”, BAM, 5%, 11/01/2039	490,000	538,032
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2044	3,205,000	3,491,488
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2049	1,955,000	2,119,523
		$66,291,700
Alaska - 0.2%
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 5%, 6/01/2027	$490,000	$543,582
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 5%, 12/01/2027	790,000	881,796
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 5%, 6/01/2028	1,035,000	1,158,254
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 5%, 12/01/2028	1,075,000	1,209,683
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 5%, 6/01/2029	810,000	910,886
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 4%, 12/01/2029	1,440,000	1,531,597
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 4%, 6/01/2030	870,000	919,599
		$7,155,397
Arizona - 2.6%
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2038	$295,000	$309,845
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2048	780,000	809,887
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2052	975,000	1,009,529
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “A”, 5.125%, 7/01/2037 (n)	790,000	796,365
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “A”, 5.25%, 7/01/2047 (n)	590,000	591,888
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2037 (n)	95,000	94,801
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2047 (n)	130,000	125,329
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2051 (n)	335,000	319,721
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2037	790,000	832,107
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2047	1,850,000	1,924,544
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2052	1,475,000	1,530,342
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2037 (n)	130,000	129,727
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2047 (n)	130,000	125,329
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2051 (n)	245,000	233,826
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2031	315,000	354,062
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2032	240,000	267,696
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2033	200,000	221,034
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2035	1,100,000	1,202,321
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2036	870,000	835,558

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2038	$475,000	$450,331
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2039	590,000	556,210
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2040	630,000	590,267
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2051	1,965,000	1,736,710
Coconino County, AZ, Pollution Control Corp., “A”, 1.875%, 9/01/2032 (Put Date 3/31/2023)	2,050,000	2,044,285
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.125%, 7/01/2033	1,015,000	806,380
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	1,550,000	1,429,976
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Sun Health Services), “A”, 5%, 11/15/2042	2,360,000	2,469,040
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Sun Health Services), “A”, 5%, 11/15/2048	3,150,000	3,281,070
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2038	535,000	550,232
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2048	465,000	472,917
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2034	135,000	134,258
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2039	235,000	249,670
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2039 (n)	680,000	680,790
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049 (n)	430,000	450,583
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049 (n)	365,000	352,930
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2054	545,000	568,843
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2054 (n)	1,615,000	1,545,898
Maricopa County, AZ, Industrial Development Authority Rev. (Banner Health), “A”, 5%, 1/01/2038	2,360,000	2,488,752
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Company of New Mexico Palo Verde Project), “B”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	625,000	562,541
Phoenix, AZ, Civic Improvement Corp. Rental Car Facility Charge Rev., “A”, 5%, 7/01/2037	5,115,000	5,558,449
Phoenix, AZ, Civic Improvement Corp. Rental Car Facility Charge Rev., “A”, 5%, 7/01/2045	7,865,000	8,380,500
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	370,000	371,015
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	115,000	115,315
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045 (n)	450,000	441,557
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046 (n)	270,000	264,456
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	555,000	564,020
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	445,000	449,974
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	705,000	709,945
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035 (n)	665,000	670,499
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045 (n)	730,000	731,996
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2046 (n)	480,000	480,340
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “A”, 4%, 12/01/2041 (n)	1,885,000	1,514,427
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “A”, 4%, 12/01/2051 (n)	6,255,000	4,620,928
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “A”, 4.15%, 12/01/2057 (n)	2,355,000	1,710,450
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “B”, 5.75%, 12/15/2057 (n)	2,750,000	2,120,129
Phoenix, AZ, Industrial Development Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), 2%, 12/01/2035 (Put Date 8/01/2022)	33,785,000	33,781,348
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC-Arizona State University Project), “A”, 5%, 7/01/2044	335,000	335,781

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC-Arizona State University Project), “A”, 5%, 7/01/2049	$815,000	$811,405
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC-Arizona State University Project), “A”, 5%, 7/01/2059	665,000	650,731
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2030	120,000	124,329
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2031	420,000	432,693
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2033	225,000	230,373
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2037	395,000	402,152
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2042	480,000	484,943
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2041 (n)	185,000	157,411
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2041 (n)	995,000	846,614
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2051 (n)	1,105,000	879,985
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2051 (n)	285,000	226,965
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2057 (n)	250,000	192,130
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2057 (n)	1,245,000	956,993
Salt River, AZ, Agricultural Improvement & Power District, “A”, 5%, 1/01/2038	6,295,000	6,798,779
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), “A-2”, 2.2%, 3/01/2028 (Put Date 6/03/2024)	1,695,000	1,655,502
		$110,807,728
Arkansas - 0.5%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4%, 7/01/2028	$170,000	$170,294
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2033	345,000	345,991
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	40,000	40,027
Arkansas Development Finance Authority, Health Care Rev. (Baptist Health), 5%, 12/01/2047	715,000	738,248
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2026	3,515,000	3,770,349
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2027	3,690,000	3,992,170
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2028	1,595,000	1,731,521
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2029	1,360,000	1,480,718
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2036	685,000	717,226
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2037	480,000	500,651
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2038	1,040,000	1,080,106
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2039	380,000	393,133
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2040	420,000	432,761
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-2”, 5%, 9/01/2044 (Put Date 9/01/2027)	965,000	1,042,214
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3%, 7/01/2032	135,000	116,200
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3.125%, 7/01/2036	370,000	303,817
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4.25%, 7/01/2041	145,000	132,676
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2052	610,000	495,513
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), 5%, 2/01/2038	1,310,000	1,362,169
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2035	345,000	352,615
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2046	3,930,000	1,244,989
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2042	1,200,000	1,221,478
		$21,664,866

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - 8.7%
Alameda, CA, Corridor Transportation Authority Senior Lien Rev., “A”, AGM, 5%, 10/01/2028	$775,000	$803,486
California Community Choice Financing Authority, Clean Energy Project Rev., “A-1”, 4%, 5/01/2053 (Put Date 8/01/2028) (w)	6,850,000	6,926,825
California Community College Financing Authority Lease Rev. (West Valley Mission Community College), “C”, ETM, 5%, 6/01/2025	3,115,000	3,371,218
California Community College Financing Authority Lease Rev. (West Valley Mission Community College), “C”, ETM, 5%, 6/01/2026	3,260,000	3,595,991
California Community Housing Agency, Essential Housing Rev. (Aster), “A-1”, 4%, 2/01/2056 (n)	4,970,000	4,243,957
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2032	115,000	123,648
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2035	150,000	147,560
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2037	240,000	233,459
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2038	105,000	101,454
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2039	130,000	124,834
California Health Facilities Financing Authority Rev. (CommonSpirit Health), “A”, 4%, 4/01/2049	785,000	734,430
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 11/15/2046 (Prerefunded 11/15/2025)	1,990,000	2,175,237
California Housing Finance Agency Municipal Certificates, “A”, 4%, 3/20/2033	3,940,708	3,895,590
California Housing Finance Agency Municipal Certificates, “X”, 0.796%, 11/20/2035 (i)	54,605,997	3,192,922
California Housing Finance Agency Municipal Certificates, “X”, 0.764%, 8/20/2036 (i)(n)	19,511,223	1,242,133
California Infrastructure & Economic Development Bank Refunding Rev. (Los Angeles County Museum of Art Project), “A”, 1.2%, 12/01/2050 (Put Date 6/01/2028)	6,245,000	5,457,206
California Infrastructure & Economic Development Bank Rev. (Brightline West Passenger Rail Project), “A”, 0.85%, 1/01/2050 (n)	7,080,000	6,985,599
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	470,000	584,815
California Municipal Finance Authority Rev. (Channing House Project), “B”, 5%, 5/15/2047	1,180,000	1,258,847
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	1,380,000	1,433,704
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2036	1,190,000	1,241,981
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2041	3,850,000	3,950,578
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	185,000	188,718
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	1,695,000	1,629,065
California Municipal Finance Authority, Multi-Family Housing Rev. (CityView Apartments), “A”, 4%, 11/01/2036 (n)	1,515,000	1,312,089
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 10/01/2044 (Put Date 10/01/2029)	3,370,000	3,073,758
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis II LLC - Orchard Park Student Housing Project), BAM, 4%, 5/15/2033	230,000	230,369
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis II LLC - Orchard Park Student Housing Project), BAM, 4%, 5/15/2037	530,000	523,749
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis II LLC - Orchard Park Student Housing Project), BAM, 4%, 5/15/2038	310,000	304,957
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A”, 2%, 8/01/2023 (Put Date 8/01/2022) (n)	5,730,000	5,729,381
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 2.5%, 11/01/2038 (Put Date 5/01/2024)	2,985,000	2,956,049
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2033	205,000	212,612
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2037	405,000	418,238
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	405,000	409,183
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2026	330,000	337,530
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2027	315,000	321,172
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2028	285,000	288,541
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “A”, 5%, 11/15/2036 (n)	705,000	694,314
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-1”, 3.125%, 5/15/2029 (n)	1,595,000	1,458,737
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-2”, 2.375%, 11/15/2028 (n)	1,065,000	977,658
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-3”, 2.125%, 11/15/2027 (n)	1,620,000	1,505,161
California Public Works Board Lease Rev. (Various Capital Projects), “A”, 5%, 8/01/2030	7,080,000	8,219,581
California Public Works Board Lease Rev. (Various Capital Projects), “A”, 5%, 2/01/2031	6,170,000	7,184,524
California Public Works Board Lease Rev. (Various Capital Projects), “A”, 5%, 2/01/2032	6,335,000	7,418,523
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/2038	7,220,000	7,459,223
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/2033	7,275,000	7,643,634
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), “A”, 4%, 8/01/2061 (n)	890,000	762,207
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2024 (n)	445,000	455,915

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2025 (n)	$465,000	$479,420
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030 (n)	400,000	415,322
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045 (n)	1,055,000	1,071,694
California Statewide Communities Development Authority Rev. (Adventist Health System/West), “A”, 5%, 3/01/2034	790,000	837,918
California Statewide Communities Development Authority Rev. (Adventist Health System/West), “A”, 5%, 3/01/2035	1,160,000	1,228,463
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3%, 11/01/2022 (n)	440,000	439,978
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3.5%, 11/01/2027 (n)	3,095,000	3,046,126
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2032 (n)	385,000	402,895
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2041 (n)	755,000	782,038
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 11/01/2023	55,000	55,573
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/2033	190,000	194,232
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	510,000	516,161
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	2,085,000	2,094,296
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046 (n)	4,290,000	4,227,164
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2058	5,820,000	5,857,738
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5%, 7/01/2029 (n)	490,000	471,541
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2039 (n)	375,000	343,424
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2049 (n)	1,415,000	1,226,648
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2052 (n)	615,000	527,716
California Statewide Communities Development Authority, Essential Housing Rev. (Pasadena Portfolio), “A-1”, 2.65%, 12/01/2046 (n)	7,175,000	5,645,794
California Statewide Communities Development Authority, Insured Rev. (Viamonte Senior Living 1 Project), “A”, 3.5%, 7/01/2034	630,000	625,322
CMFA Special Finance Agency, Essential Housing Rev. (Solana at Grand), “A-1”, 4%, 8/01/2056 (n)	2,420,000	2,064,397
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2030	3,535,000	2,677,506
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2031	3,160,000	2,288,238
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2033	2,195,000	1,450,381
Foothill-De Anza, CA, Community College District, Capital Appreciation, NPFG, 0%, 8/01/2034	16,840,000	10,893,688
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5%, 6/01/2034 (Prerefunded 6/01/2025)	2,360,000	2,554,117
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, “B-2”, 0%, 6/01/2066	10,385,000	1,017,952
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	19,860,000	17,896,239
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2035	380,000	390,110
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro, Inc. Project), “A”, CALHF, 5%, 11/15/2034	380,000	383,211
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro, Inc. Project), “A”, CALHF, 5%, 11/15/2044	645,000	650,055
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2033	1,035,000	1,147,550
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2034	1,080,000	1,190,002
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2035	1,700,000	1,862,273
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2036	1,345,000	1,465,383
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2037	1,005,000	1,092,096
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2038	2,210,000	2,387,022
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2039	3,275,000	3,530,255
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2040	1,655,000	1,780,064
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2034	370,000	396,246
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2036	650,000	690,602
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2037	815,000	864,315
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5.25%, 5/15/2038	1,395,000	1,491,206
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2044	2,840,000	2,972,039
Los Angeles, CA, Department of Water & Power Water System Rev., “A”, 5%, 7/01/2038	3,180,000	3,392,379
Los Angeles, CA, Department of Water & Power Water System Rev., “A”, 5%, 7/01/2041	5,065,000	5,371,388

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Merced, CA, Union High School District, Capital Appreciation, “A”, AGM, 0%, 8/01/2030	$460,000	$351,193
Montebello, CA, Public Financing Authority Lease Rev. (Montebello Home2 Suites by Hilton Hotel Project), “A”, 5%, 6/01/2041	5,115,000	5,297,085
Montebello, CA, Public Financing Authority Lease Rev. (Montebello Home2 Suites by Hilton Hotel Project), “A”, 5%, 6/01/2046	1,575,000	1,627,036
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2023, 5.875% to 8/01/2028	1,465,000	1,585,899
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, AGM, 0%, 8/01/2027	1,295,000	1,119,675
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, AGM, 0%, 8/01/2029	2,550,000	2,043,643
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, AGM, 0%, 8/01/2030	3,235,000	2,491,469
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	75,000	65,761
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2029	225,000	184,387
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2030	180,000	142,314
Oceanside, CA, Unified School District, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	155,000	135,906
Oceanside, CA, Unified School District, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2029	315,000	258,142
Oceanside, CA, Unified School District, Capital Appreciation, ETM, AGM, 0%, 8/01/2024	280,000	267,722
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2030	1,290,000	1,355,069
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2024	1,245,000	1,304,779
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2025	3,775,000	4,026,591
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2026	2,165,000	2,340,498
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2027	2,165,000	2,367,783
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2028	690,000	756,779
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, ETM, 5%, 5/01/2024	95,000	100,085
Riverside County, CA, Transportation Commission Sales Tax Rev. (Limited Tax), “A”, 2%, 6/01/2029	1,585,000	1,462,285
Riverside County, CA, Transportation Commission Sales Tax Rev. (Limited Tax), “A”, 5.25%, 6/01/2039 (Prerefunded 6/01/2023)	3,665,000	3,783,087
Sacramento County, CA, Airport System Rev., “A”, 5%, 7/01/2041	7,865,000	8,189,012
Sacramento County, CA, Airport System Rev., “B”, 5%, 7/01/2041	4,720,000	4,900,305
Sacramento, CA, Transient Occupancy Tax Rev. (Convention Center Complex), “A”, 5%, 6/01/2033	95,000	104,078
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2024 (Prerefunded 7/01/2023)	395,000	407,014
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2025 (Prerefunded 7/01/2023)	1,180,000	1,215,889
San Diego County, CA, Regional Airport Authority Rev., “B”, 4%, 7/01/2041	1,310,000	1,245,410
San Diego County, CA, Regional Airport Authority Rev., “B”, 4%, 7/01/2046	1,500,000	1,406,280
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2046	1,875,000	1,972,662
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2051	1,875,000	1,963,905
San Diego County, CA, Regional Airport Authority Rev., “B”, 4%, 7/01/2056	2,060,000	1,891,829
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2056	3,535,000	3,672,607
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 1/01/2047	970,000	1,007,609
San Francisco, CA, City & County Airports Commission, International Airport Rev., “E”, 5%, 5/01/2038	3,385,000	3,570,583
San Francisco, CA, City & County Airports Commission, International Airport Rev., “E”, 5%, 5/01/2039	3,855,000	4,059,822
San Francisco, CA, City & County Airports Commission, International Airport Rev., “E”, 5%, 5/01/2040	1,800,000	1,892,285
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	270,000	281,585
San Francisco, CA, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2045 (n)	5,345,000	5,355,432
San Francisco, CA, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2061 (n)	6,760,000	6,568,052
San Francisco, CA, Hastings Campus Housing Finance Authority, Campus Housing Rev., Convertible Capital Appreciation, “B”, 0% to 7/01/2035, 6.75% to 7/01/2061 (n)	9,605,000	4,109,933
San Mateo County, CA, Community College District (Election of 2005), Capital Appreciation, “A”, NPFG, 0%, 9/01/2026	4,015,000	3,610,565
State of California, AGM, 5.25%, 8/01/2032	7,205,000	8,580,483
State of California, Various Purpose General Obligation, 5%, 12/01/2029	1,770,000	2,055,197
State of California, Various Purpose General Obligation, 5%, 12/01/2031	40,000	43,422
State of California, Various Purpose General Obligation, 5%, 12/01/2032	1,380,000	1,495,130
State of California, Various Purpose General Obligation, 5%, 12/01/2034	1,060,000	1,143,199
State of California, Various Purpose General Obligation, 5%, 4/01/2045	7,655,000	8,315,281
State of California, Various Purpose General Obligation Refunding, 5%, 8/01/2029	3,935,000	4,312,832
State of California, Various Purpose General Obligation Refunding, 5%, 12/01/2030	395,000	462,423
State of California, Various Purpose General Obligation Refunding, 5%, 4/01/2031	2,505,000	2,938,392
State of California, Various Purpose General Obligation Refunding, 5%, 9/01/2034	7,080,000	7,671,339
State of California, Various Purpose General Obligation Refunding, 5%, 4/01/2042	6,160,000	6,644,928

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2045	$750,000	$806,234
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2049	685,000	734,293
University of California Regents, Limited Project Rev., “S”, 5%, 5/15/2029	3,150,000	3,618,723
University of California Regents, Limited Project Rev., “S”, 5%, 5/15/2030	2,360,000	2,741,231
University of California Regents, Limited Project Rev., “S”, 5%, 5/15/2031	2,360,000	2,763,536
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, AGM, 0%, 8/01/2029	2,710,000	2,149,316
		$362,896,543
Colorado - 3.9%
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2027	$45,000	$48,920
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2028	73,000	82,374
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2028	44,000	47,758
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2029	73,000	83,231
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2029	44,000	47,716
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2030	76,000	86,215
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2030	13,000	14,088
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2031	80,000	90,394
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2031	47,000	50,861
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2032	87,000	97,967
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2032	56,000	60,524
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2033	87,000	97,380
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2034	99,000	110,244
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2035	35,000	38,907
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2050	415,000	451,193
Colorado Eagle County School District RE50J, Garfield Routt Counties, General Obligation, 5%, 12/01/2034	1,995,000	2,174,726
Colorado Eagle County School District RE50J, Garfield Routt Counties, General Obligation, 5%, 12/01/2035	3,935,000	4,284,387
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), 5%, 12/01/2031	1,360,000	1,409,240
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2038	805,000	829,211
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2029	155,000	158,621
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2039	585,000	593,160
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2044	480,000	485,416
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	430,000	430,477
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	390,000	404,415
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	390,000	402,578
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School Building Corp.), 5%, 6/01/2029	720,000	732,297
Colorado Educational & Cultural Facilities Authority Rev. (Stargate Charter School Project), “A”, 5%, 12/01/2038	1,050,000	1,129,004
Colorado Educational & Cultural Facilities Authority Rev. (Stargate Charter School Project), “A”, 4%, 12/01/2048	2,710,000	2,577,906
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy Project), 5%, 11/15/2031	1,460,000	1,503,280
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2038	240,000	256,107
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2048	290,000	305,471
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2053	305,000	320,335
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (American Academy Project), 5%, 12/01/2040	2,800,000	3,107,990
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (American Academy Project), 5%, 12/01/2050	14,255,000	15,588,075
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (American Academy Project), 5%, 12/01/2055	1,145,000	1,249,982
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Pinnacle Charter School, Inc. Project), “A”, 4%, 12/01/2036	1,080,000	1,066,315
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Pinnacle Charter School, Inc. Project), “A”, 4%, 12/01/2041	1,315,000	1,287,948
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Prospect Ridge Academy Project), “A”, 5%, 3/15/2040	1,380,000	1,491,519
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Prospect Ridge Academy Project), “A”, 5%, 3/15/2050	2,825,000	3,017,090
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Prospect Ridge Academy Project), “A”, 5%, 3/15/2055	4,165,000	4,429,960
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Thomas MacLaren State Charter School Project), “A”, 5%, 6/01/2035	420,000	461,159

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Thomas MacLaren State Charter School Project), “A”, 5%, 6/01/2040	$620,000	$671,738
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Thomas MacLaren State Charter School Project), “A”, 5%, 6/01/2050	2,540,000	2,718,589
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (Windsor Charter Academy Project), 4%, 9/01/2050	385,000	364,119
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (Windsor Charter Academy Project), 4%, 9/01/2055	690,000	646,708
Colorado Health Facilities Authority Rev. (Adventist System/Sunbelt Obligated Group), “A”, 5%, 11/15/2041	7,865,000	8,213,478
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	1,560,000	1,397,550
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2037	1,870,000	1,950,607
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/2043 (Prerefunded 6/01/2023)	940,000	972,749
Colorado Health Facilities Authority Rev. (Sanford Health), “A”, 5%, 11/01/2039	7,395,000	7,779,225
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 4%, 1/01/2036	935,000	931,046
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 4%, 1/01/2037	7,275,000	7,206,706
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 5%, 1/01/2044	3,635,000	3,729,990
Colorado Health Facilities Authority, Hospital Rev. (AdventHealth Obligated Group), “A”, 4%, 11/15/2038	2,520,000	2,492,872
Colorado Health Facilities Authority, Hospital Rev. (AdventHealth Obligated Group), “A”, 4%, 11/15/2043	3,685,000	3,636,959
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2032	800,000	867,707
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2033	790,000	853,973
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2034	820,000	881,443
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2035	600,000	596,632
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2037	355,000	346,797
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2038	280,000	270,540
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2039	280,000	265,172
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2040	240,000	223,849
Colorado Housing & Finance Authority Rev., Single Family Mortgage Class I, “C”, 4.75%, 5/01/2049 (u)	3,955,000	4,086,349
Colorado Housing & Finance Authority Rev., Single Family Mortgage Class III, “H”, 4.25%, 11/01/2049	3,950,000	4,037,391
Colorado Housing & Finance Authority Rev., Single Family Mortgage, “B”, GNMA, 3%, 5/01/2051	7,840,000	7,690,457
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 5%, 1/15/2030	185,000	195,503
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 5%, 7/15/2030	130,000	137,400
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 5%, 1/15/2031	225,000	237,402
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 5%, 7/15/2031	185,000	194,735
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 5%, 1/15/2032	300,000	315,191
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 5%, 7/15/2032	300,000	314,597
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 4%, 1/15/2033	280,000	267,466
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 4%, 7/15/2033	280,000	266,383
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 4%, 7/15/2034	560,000	528,747
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 4%, 7/15/2036	465,000	433,434
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 4%, 7/15/2038	335,000	305,599
Colorado Regional Transportation District, Sales Tax Rev. (Fastracks Project), “A”, 5%, 11/01/2036	2,170,000	2,357,055
Colorado Regional Transportation District, Sales Tax Rev. (Fastracks Project), “A”, 5%, 11/01/2040	7,865,000	8,499,735
Colorado State University Board of Governors, System Enterprise Rev., “B”, 5%, 3/01/2025	2,360,000	2,526,683
Colorado State University Board of Governors, System Enterprise Rev., “B”, 5%, 3/01/2041 (Prerefunded 3/01/2027)	1,180,000	1,318,177
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 11/15/2028 (Prerefunded 11/15/2022)	1,520,000	1,539,298
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2035	760,000	778,086
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	1,290,000	1,310,362
Denver, CO, Health & Hospital Authority Rev., “A”, 4%, 12/01/2038	620,000	571,478

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	$955,000	$965,403
E-470 Public Highway Authority Rev., CO, “A”, 5%, 9/01/2040	735,000	767,204
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2030	1,160,000	1,263,498
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2031	1,310,000	1,424,050
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2032	1,385,000	1,503,787
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2033	1,385,000	1,499,614
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2034	1,140,000	1,230,428
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2035	1,285,000	1,385,830
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2045	4,155,000	4,393,743
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	960,000	1,070,213
State of Colorado (Building Excellent Schools Today), “S”, COP, 4%, 3/15/2046	12,145,000	11,790,416
		$163,328,604
Connecticut - 1.0%
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2025	$2,355,000	$2,447,628
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2043	3,330,000	3,376,809
Connecticut Health & Educational Facilities Authority Rev. (McLean Issue), “B-2”, 2.75%, 1/01/2026 (n)	310,000	298,377
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 3.5%, 11/15/2045	525,000	528,767
Hamden, CT, General Obligation, BAM, 5%, 8/15/2028	640,000	709,067
Hamden, CT, General Obligation, BAM, 5%, 8/15/2030	295,000	327,666
Hamden, CT, General Obligation, BAM, 5%, 8/15/2032	60,000	65,758
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2028	3,375,000	3,691,167
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2029	1,870,000	2,034,184
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2030	1,855,000	2,011,400
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2031	1,585,000	1,714,318
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	7,240,000	7,338,319
New Haven, CT, General Obligation, “A”, AGM, 5%, 8/15/2032	790,000	851,722
State of Connecticut, Special Tax Obligation Rev., Transportation Purposes, “A”, 5%, 5/01/2033	4,330,000	4,922,767
State of Connecticut, Special Tax Obligation Rev., Transportation Purposes, “A”, 5%, 5/01/2035	7,000,000	7,873,584
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2031 (n)	145,000	136,001
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2036 (n)	230,000	207,538
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2041 (n)	275,000	237,555
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2051 (n)	630,000	510,591
West Haven, CT, General Obligation , BAM, 4%, 3/15/2035	728,000	748,886
West Haven, CT, General Obligation , BAM, 4%, 3/15/2040	590,000	592,731
		$40,624,835
Delaware - 0.0%
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 5%, 9/01/2036	$185,000	$190,019
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 5%, 9/01/2046	375,000	381,085
		$571,104
District of Columbia - 0.7%
District of Columbia Rev. (Kipp D.C. Charter School), “A”, 6%, 7/01/2043 (Prerefunded 7/01/2023)	$1,145,000	$1,192,718
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2030	2,705,000	2,714,580
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2035	3,545,000	3,557,299
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	720,000	722,481
District of Columbia University Rev. (Georgetown University), 5%, 4/01/2035	2,360,000	2,490,953
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2031	4,720,000	5,286,843
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2032	3,150,000	3,500,785
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2033	5,505,000	6,095,329
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2034	3,150,000	3,466,294
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), “A”, AGM, 4%, 10/01/2052	2,085,000	1,940,567
		$30,967,849

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - 3.6%
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2035	$795,000	$845,028
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2036	1,345,000	1,427,131
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2037	1,750,000	1,854,648
Arborwood Community Development District, FL, Capital Improvement Rev., “A-1”, 6.9%, 5/01/2036	20,000	19,392
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.375%, 5/01/2030	825,000	852,944
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.5%, 5/01/2033	385,000	395,459
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.6%, 5/01/2034	1,105,000	1,136,227
Broward County, FL, Airport System Rev., 5%, 10/01/2042	855,000	887,296
Broward County, FL, Airport System Rev., “A”, 5%, 10/01/2038	2,360,000	2,496,191
Broward County, FL, Airport System Rev., “A”, 5%, 10/01/2039	3,540,000	3,737,965
Broward County, FL, Airport System Rev., “A”, 5%, 10/01/2044	2,755,000	2,882,659
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 4.625%, 5/01/2028	80,000	80,137
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 5.125%, 5/01/2039	495,000	488,378
Capital Trust Agency, FL, Rev. (Aero Miami FX LLC), “A”, 5.35%, 7/01/2029	5,315,000	5,320,690
Collier County, FL, Health Facilities Authority, Residential Care Facility Rev. (The Moorings, Inc.), 4%, 5/01/2052	4,070,000	3,651,770
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.25%, 5/15/2035 (a)(d)(z)	100,000	64,000
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 7.75%, 5/15/2035 (a)(d)(z)	660,000	422,400
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 8.125%, 5/15/2044 (a)(d)(z)	995,000	636,800
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.5%, 5/15/2049 (a)(d)(z)	180,000	115,200
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2029 (Prerefunded 6/01/2025)	1,065,000	1,148,532
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2030 (Prerefunded 6/01/2025)	1,120,000	1,207,845
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2036	465,000	481,280
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2046 (Prerefunded 6/01/2025)	1,790,000	1,930,396
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 4%, 8/01/2030	85,000	84,757
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 5%, 8/01/2040	125,000	128,514
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 5%, 8/01/2055	385,000	388,567
Florida Development Finance Corp. Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “A”, 3%, 7/01/2031 (n)	100,000	86,916
Florida Development Finance Corp. Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “A”, 4%, 7/01/2051 (n)	510,000	404,106
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2052	880,000	883,823
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2056	1,290,000	1,293,359
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “C”, 4%, 9/15/2030 (n)	220,000	212,665
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “C”, 5%, 9/15/2040 (n)	395,000	396,944
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “C”, 5%, 9/15/2050 (n)	775,000	761,145
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2035	120,000	110,270
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2045	225,000	190,670
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2055	315,000	251,934
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 7/01/2042	170,000	171,354
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 7/01/2051	155,000	154,369
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 2/01/2057	185,000	179,971
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6%, 6/15/2037 (n)	305,000	295,923
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6.125%, 6/15/2047 (n)	930,000	871,964
Florida Development Finance Corp. Healthcare Facilities Rev. (UF Health Jacksonville Project), “A”, AGM, 4%, 2/01/2041	1,420,000	1,388,030
Florida Development Finance Corp. Healthcare Facilities Rev. (UF Health Jacksonville Project), “A”, AGM, 4%, 2/01/2042	1,475,000	1,434,301
Florida Development Finance Corp. Healthcare Facilities Rev. (UF Health Jacksonville Project), “A”, AGM, 4%, 2/01/2046	3,150,000	2,932,849
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2031 (n)	395,000	370,364
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2035 (n)	320,000	289,913
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2051 (n)	6,605,000	5,393,633
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “B-1”, 2.375%, 6/01/2027 (n)	400,000	362,947

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “B-2”, 1.75%, 6/01/2026 (n)	$375,000	$343,871
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2031	740,000	784,211
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2032	595,000	626,177
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2033	435,000	455,585
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2034	845,000	880,560
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2035	470,000	488,627
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2036	645,000	669,064
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2037	900,000	832,271
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2038	1,240,000	1,136,734
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2039	1,480,000	1,347,269
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2044	1,605,000	1,406,879
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.5%, 6/01/2033 (n)	435,000	418,811
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.75%, 6/01/2038 (n)	535,000	516,436
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 5%, 6/01/2048 (n)	970,000	938,493
Florida Housing Finance Corp., Homeowner Mortgage Rev. (Special Program), “B”, 3%, 7/01/2045	200,000	200,391
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, 4%, 7/01/2049 (u)	3,215,000	3,258,997
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 3%, 1/01/2052	5,360,000	5,248,920
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 3.5%, 7/01/2052	7,865,000	7,808,224
Florida Housing Finance Corp., Homeowner Mortgage Rev., “2”, GNMA, 3%, 7/01/2052	6,360,000	6,199,757
Florida Mid-Bay Bridge Authority Rev., “A”, 5%, 10/01/2035	2,560,000	2,634,952
Jacksonville, FL, Educational Facilities Rev. (Jacksonville University Project), “B”, 5%, 6/01/2053 (n)	450,000	430,881
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/2034 (Prerefunded 11/15/2024)	1,525,000	1,627,430
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.25%, 5/01/2025	25,000	25,093
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2035	95,000	94,841
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2045	150,000	144,587
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood National and Polo Run Projects), 5.375%, 5/01/2047	480,000	476,514
Lee County, FL, Airport Rev., “A”, 5%, 10/01/2025	2,505,000	2,669,884
Lee County, FL, Airport Rev., “A”, 5%, 10/01/2026	7,350,000	7,931,350
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2039	1,575,000	1,601,247
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 4%, 10/01/2034	600,000	593,908
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 4%, 10/01/2035	600,000	591,791
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 4%, 10/01/2036	745,000	732,120
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 4%, 10/01/2039	630,000	610,979
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 4%, 10/01/2041	560,000	541,322
Miami-Dade County, FL, Seaport Refunding Rev., “A-1”, AGM, 4%, 10/01/2045	4,880,000	4,538,399
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	225,000	226,173
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2037	110,000	110,101
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	185,000	185,169
North Broward, FL, Hospital District Rev. (Broward Health), “B”, 5%, 1/01/2042	4,550,000	4,591,654
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2034	390,000	429,534
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), “A-1”, 5%, 10/01/2044	590,000	606,178
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), “A-1”, 5%, 10/01/2049	820,000	838,920
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2035	435,000	230,770
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2036	520,000	260,997
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2037	200,000	95,242
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2038	610,000	274,863
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2039	725,000	308,875
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2040	775,000	311,401
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2041	865,000	328,846

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2042	$695,000	$249,522
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Baptist Health South Florida Obligated Group), 4%, 8/15/2049	7,700,000	7,200,483
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2047 (w)	755,000	765,980
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2052 (w)	985,000	995,275
Palm Beach County, FL, Health Facilities Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “B”, 5%, 11/15/2042	700,000	734,072
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion), “B-2”, 2.625%, 6/01/2025	2,670,000	2,534,307
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2031	310,000	283,324
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2036	490,000	425,237
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2041	515,000	425,941
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/01/2056	995,000	786,935
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.3%, 5/01/2039	540,000	541,094
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.4%, 5/01/2049	700,000	693,201
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), 4%, 9/01/2040	160,000	141,221
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “A”, 4%, 9/01/2051	1,670,000	1,343,095
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “A”, 4%, 9/01/2056	2,145,000	1,670,611
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “B-2”, 1.45%, 1/01/2027	575,000	507,658
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2027	85,000	80,718
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2028	80,000	74,715
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2029	85,000	78,076
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2030	75,000	68,095
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2031	80,000	71,632
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2036	375,000	315,100
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2041	285,000	224,797
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2046	285,000	213,571
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2050	275,000	200,087
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/2010 (d)	42,764	23,092
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	195,000	201,189
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	180,000	184,364
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	385,000	392,101
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	1,145,000	1,163,186
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2034	1,125,000	673,846
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2035	620,000	352,697
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2036	955,000	515,303
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2037	450,000	230,032
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2038	620,000	301,740
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2039	620,000	286,735
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2040	845,000	377,414
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2041	375,000	157,652
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2042	375,000	144,618

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2038	$245,000	$239,319
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2039	245,000	238,267
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2040	375,000	396,510
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2045	1,310,000	1,236,736
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2050	2,660,000	2,772,867
		$149,239,369
Georgia - 3.1%
Atlanta, GA, Airport General Rev., “B”, 5%, 7/01/2044	$7,710,000	$8,128,594
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2035	5,860,000	5,819,775
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2037	3,150,000	3,109,257
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2039	3,935,000	3,850,207
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2040	1,770,000	1,730,203
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 3.625%, 1/01/2031 (n)	1,040,000	917,528
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 5%, 1/01/2036 (n)	910,000	860,350
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 5%, 1/01/2054 (n)	2,595,000	2,220,211
Bainbridge, GA, Combined Utilities Rev., BAM, 4%, 12/01/2051	4,825,000	4,556,274
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC Project), 4%, 6/01/2044	675,000	670,242
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 2.25%, 10/01/2032 (Put Date 5/25/2023)	4,025,000	4,005,562
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 1.5%, 1/01/2040 (Put Date 2/03/2025)	3,970,000	3,804,793
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2030	515,000	525,565
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2033	900,000	912,593
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2031	240,000	263,902
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2032	265,000	269,116
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2034	275,000	275,715
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2036	245,000	242,506
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2037	260,000	281,342
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2038	265,000	286,123
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2039	240,000	234,870
Coweta County, GA, Development Authority Rev. (Piedmont Healthcare, Inc. Project), “A”, 5%, 7/01/2044	7,415,000	7,845,284
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2028	4,160,000	4,168,290
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2029	1,115,000	1,117,108
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2030	3,420,000	3,426,255
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2041	3,075,000	3,079,712
Fulton County, GA, Development Authority Hospital Rev. (WellStar Health System, Inc. Project), “A”, 4%, 4/01/2050	2,670,000	2,505,776
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 4%, 12/01/2047	1,220,000	1,236,291
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A-1”, 4%, 6/01/2044	185,000	186,895
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2026	665,000	717,652
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	1,370,000	1,499,146
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 5/15/2043	1,470,000	1,520,626
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, FLR, 1.461% (67% of LIBOR - 1mo. + 0.75%), 4/01/2048 (Put Date 9/01/2023)	8,115,000	8,056,471
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 5/15/2031	4,530,000	4,805,787
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 4%, 8/01/2049 (Put Date 12/02/2024)	5,030,000	5,171,453
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 4%, 3/01/2050 (Put Date 9/01/2026)	15,965,000	16,015,861
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, 5%, 1/01/2056	1,530,000	1,566,592
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, 5%, 1/01/2063	1,530,000	1,566,592
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, AGM, 4%, 1/01/2046	945,000	917,593
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, AGM, 4%, 1/01/2046	590,000	572,889
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, AGM, 5%, 1/01/2062	3,230,000	3,358,908
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, AGM, 5%, 1/01/2062	2,125,000	2,209,808
Georgia Municipal Electric Authority Power Rev., “GG”, 5%, 1/01/2026	2,415,000	2,444,336
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2035	240,000	222,638

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2036	$265,000	$244,191
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2037	185,000	173,115
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2042	3,150,000	3,266,790
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2045	3,935,000	4,067,432
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5.5%, 8/15/2054 (Prerefunded 2/15/2025)	3,315,000	3,599,572
Monroe County, GA, Development Authority Pollution Control Rev. (Oglethorpe Power Corp. Scherer Project), “A”, 1.5%, 1/01/2039 (Put Date 2/03/2025)	2,950,000	2,827,239
		$131,355,030
Guam - 0.2%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	$295,000	$310,964
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	220,000	231,909
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	295,000	311,477
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2036	1,235,000	1,136,451
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.839%, 10/01/2036	680,000	598,996
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 4.46%, 10/01/2043	770,000	665,971
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	4,770,000	4,972,396
		$8,228,164
Hawaii - 0.0%
Hawaii Harbor System Rev., “A”, 4%, 7/01/2033	$375,000	$388,902
Hawaii Harbor System Rev., “A”, 4%, 7/01/2034	330,000	339,132
Hawaii Harbor System Rev., “A”, 4%, 7/01/2035	235,000	239,372
		$967,406
Illinois - 9.4%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$7,230,000	$6,717,263
Chicago, IL, Board of Education (School Reform), “A”, NPFG, 5.25%, 12/01/2023	5,355,000	5,484,868
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2022	1,105,000	1,093,799
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2028	7,785,000	6,045,894
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2029	2,590,000	1,917,075
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2030	1,125,000	792,304
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2023	11,475,000	11,002,843
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2026	2,680,000	2,282,168
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2028	3,065,000	2,380,304
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2033	270,000	274,836
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2033	220,000	225,159
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2036	795,000	806,263
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2037	795,000	805,533
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2042	1,405,000	1,416,442
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2046	1,965,000	1,971,552
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6%, 4/01/2046	11,885,000	12,538,812
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2027	1,935,000	2,129,398
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2028	920,000	1,021,054
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2029	610,000	682,457
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2030	460,000	518,101
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2031	1,220,000	1,382,900
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2030	2,260,000	2,413,526
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2031	4,200,000	4,469,789
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2032	3,640,000	3,862,221
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2042	3,185,000	3,185,096
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2029	310,000	333,076
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2030	200,000	213,586
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2031	200,000	212,847
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2032	200,000	212,210
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2033	180,000	190,507

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2034	$175,000	$184,889
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2035	130,000	137,136
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2036	955,000	895,192
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2039	1,500,000	1,378,742
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2040	980,000	894,495
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2041	1,750,000	1,587,148
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “G”, 5%, 12/01/2034	950,000	976,354
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2036	2,555,000	2,621,529
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	2,895,000	2,937,043
Chicago, IL, Capital Appreciation “A”, NPFG, 0%, 1/01/2027	1,175,000	995,059
Chicago, IL, City Colleges of Chicago Capital Improvement Project, Capital Appreciation, NPFG, 0%, 1/01/2026	7,625,000	6,733,966
Chicago, IL, City Colleges of Chicago Capital Improvement Project, Capital Appreciation, NPFG, 0%, 1/01/2027	1,435,000	1,215,242
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	590,000	612,557
Chicago, IL, General Obligation, “A”, 5%, 1/01/2026	3,060,000	3,207,910
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	2,095,000	2,215,509
Chicago, IL, General Obligation, “A”, 5%, 1/01/2028	480,000	509,909
Chicago, IL, General Obligation, “A”, 5%, 1/01/2029	5,580,000	5,917,842
Chicago, IL, General Obligation, “A”, 5%, 1/01/2031	495,000	519,320
Chicago, IL, General Obligation, “A”, 5%, 1/01/2039	1,435,000	1,480,659
Chicago, IL, General Obligation, “A”, 5%, 1/01/2040	280,000	288,424
Chicago, IL, General Obligation, “A”, 5%, 1/01/2044	3,540,000	3,622,622
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2049	5,505,000	5,772,279
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2033	740,000	764,330
Chicago, IL, General Obligation, Refunding, “A”, 5.625%, 1/01/2031	240,000	254,610
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2026	1,890,000	1,669,892
Chicago, IL, Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), Capital Appreciation, “A”, AGM, 0%, 12/15/2056	4,020,000	743,721
Chicago, IL, Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place Expansion Project), NPFG, 5.5%, 6/15/2029	4,505,000	4,892,424
Chicago, IL, Midway Airport Rev., Second Lien, “A”, BAM, 5%, 1/01/2031	1,200,000	1,225,703
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2033	590,000	614,611
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2038	1,455,000	1,499,702
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2048	4,640,000	4,711,722
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2032	745,000	754,043
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2033	370,000	374,392
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/2043	1,490,000	1,507,558
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2048	2,610,000	2,709,378
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	2,155,000	2,255,425
Chicago, IL, Transit Authority Second Lien Sales Tax Rev., “A”, 5%, 12/01/2045	1,450,000	1,547,004
Chicago, IL, Transit Authority Second Lien Sales Tax Rev., “A”, 5%, 12/01/2055	1,335,000	1,405,853
Cook County, IL, Community College District No. 508 (City Colleges), BAM, 5%, 12/01/2047	7,605,000	7,949,089
Cook County, IL, General Obligation Refunding, “A”, 5%, 11/15/2033	870,000	958,067
Cook County, IL, General Obligation Refunding, “C”, AGM, 5%, 11/15/2025	2,360,000	2,386,082
Cook County, IL, Sales Tax Rev., “A”, 5%, 11/15/2031	830,000	939,741
Cook County, IL, Sales Tax Rev., “A”, 5%, 11/15/2032	485,000	545,163
Cook County, IL, Sales Tax Rev., “A”, 5%, 11/15/2036	520,000	564,090
Cook County, IL, Sales Tax Rev., “A”, 5%, 11/15/2037	635,000	683,158
Cook County, IL, Sales Tax Rev., “A”, 5%, 11/15/2038	865,000	922,715
Cook County, IL, Sales Tax Rev., “A”, 4%, 11/15/2039	1,105,000	1,047,226
Cook County, IL, Sales Tax Rev., “A”, 4%, 11/15/2040	1,015,000	954,656
DuPage County, IL, Carol Stream Park District, “C”, BAM, 4%, 11/01/2027	160,000	170,084
DuPage County, IL, Carol Stream Park District, “C”, BAM, 3%, 11/01/2032	985,000	940,209
Illinois Finance Authority Rev. (Advocate Health Care Network), “A-2”, 4%, 11/01/2030	3,470,000	3,577,531
Illinois Finance Authority Rev. (Carle Foundation), “A”, 5%, 8/15/2032	2,330,000	2,628,387
Illinois Finance Authority Rev. (Carle Foundation), “B”, 5%, 8/15/2053 (Put Date 8/15/2031)	3,775,000	4,307,570
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2034 (Prerefunded 1/01/2027)	1,820,000	2,027,003
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2035 (Prerefunded 1/01/2027)	1,825,000	2,032,571
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 4.75%, 5/15/2033 (Prerefunded 5/15/2023)	220,000	225,487

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 4.75%, 5/15/2033	$1,500,000	$1,504,060
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 5.125%, 5/15/2043 (Prerefunded 5/15/2023)	150,000	154,245
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 5.125%, 5/15/2043	1,035,000	1,038,435
Illinois Finance Authority Rev. (McKinley Foundation), “A”, 5.125%, 11/01/2055 (n)	2,525,000	2,159,855
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2046	7,265,000	7,512,982
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2036	815,000	866,109
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2041	1,210,000	1,272,133
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/2043	4,970,000	5,141,772
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2042	405,000	415,221
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2047	820,000	835,827
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2046	645,000	657,838
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2049	630,000	641,481
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “A”, 5%, 3/01/2047	7,865,000	8,085,057
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2034	115,000	120,297
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 10/01/2028	1,610,000	1,822,084
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 10/01/2031	3,150,000	3,646,968
Illinois Finance Authority Rev., Taxable (McKinley Foundation), “B”, 7%, 11/01/2037 (n)	780,000	786,091
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2044	335,000	364,889
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2049	415,000	449,721
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2051	335,000	362,488
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.25%, 7/01/2033	445,000	353,832
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	610,000	548,154
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2028	155,000	156,732
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	390,000	382,454
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2047	775,000	731,004
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2050	390,000	365,072
Illinois Finance Authority, Water Facilities Refunding Rev. (American Water Capital Corp. Project), 0.7%, 5/01/2040 (Put Date 9/01/2023)	1,455,000	1,430,335
Illinois Housing Development Authority Rev., “A”, 4.5%, 10/01/2048	3,645,000	3,745,454
Illinois Housing Development Authority Rev., “A”, FHLMC, 3.87%, 11/15/2035 (z)	7,967,205	7,795,763
Illinois Housing Development Authority Rev., “A”, GNMA, 3%, 4/01/2051	2,710,000	2,653,572
Illinois Housing Development Authority Rev., “B”, FHLMC, 3.87%, 11/15/2035 (z)	3,249,208	3,179,290
Illinois Housing Development Authority Rev., “B”, GNMA, 3%, 4/01/2051	13,340,000	13,025,851
Illinois Housing Development Authority Rev., “C”, FHLMC, 3.87%, 11/15/2035 (z)	3,242,283	3,172,514
Illinois Housing Development Authority Rev., “D”, FHLMC, 3.87%, 11/15/2035 (z)	2,958,577	2,894,913
Illinois Housing Development Authority Rev., “E”, FHLMC, 3.87%, 11/15/2035 (z)	2,036,058	1,992,245
Illinois Sales Tax Securitization Corp., “A”, 5%, 1/01/2029	95,000	103,578
Illinois Sales Tax Securitization Corp., “A”, 5%, 1/01/2030	125,000	135,644
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	1,420,000	1,521,499
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	3,145,000	3,417,311
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	2,930,000	3,218,574
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	595,000	659,018
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2032	6,840,000	7,655,009
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2033	8,895,000	9,977,180
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	1,290,000	1,406,659
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	1,720,000	1,884,346
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	830,000	801,088
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	485,000	465,811
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	830,000	811,691
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., AGM, 5%, 6/15/2027	1,395,000	1,456,664

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Toll Highway Authority Rev., “A”, 5%, 12/01/2022	$3,935,000	$3,990,324
Kane County, IL, East Aurora School District No. 131, “A”, AGM, 4%, 12/01/2033	200,000	205,470
Kane County, IL, East Aurora School District No. 131, “A”, AGM, 4%, 12/01/2036	200,000	204,482
Kane County, IL, East Aurora School District No. 131, “A”, AGM, 4%, 12/01/2039	645,000	650,716
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2035	1,475,000	1,486,875
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2040	955,000	937,962
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2045	1,195,000	1,142,906
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2028	605,000	656,655
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2029	620,000	672,936
Northern Illinois University, Auxiliary Facilities System Refunding Rev., BAM, 4%, 10/01/2039	320,000	311,484
Northern Illinois University, Auxiliary Facilities System Refunding Rev., BAM, 4%, 10/01/2041	315,000	302,491
Northern Illinois University, Auxiliary Facilities System Refunding Rev., BAM, 4%, 10/01/2043	190,000	180,279
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2036	490,000	490,392
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2038	555,000	545,386
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2040	525,000	508,799
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2041	250,000	240,241
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	1,330,000	1,354,135
Romeoville, IL, Rev. (Lewis University Project), “B”, 5%, 10/01/2039	1,095,000	1,117,986
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2041	890,000	848,917
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2046	885,000	823,262
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2028	590,000	613,163
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2029	315,000	325,415
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2031	750,000	753,376
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2034	710,000	691,134
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2036	515,000	492,328
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2038	790,000	744,754
State of Illinois, General Obligation, 5%, 2/01/2025	2,045,000	2,146,874
State of Illinois, General Obligation, 5.25%, 7/01/2028	1,990,000	2,032,653
State of Illinois, General Obligation, 5%, 11/01/2028	1,580,000	1,677,382
State of Illinois, General Obligation, 5%, 2/01/2029	1,715,000	1,818,230
State of Illinois, General Obligation, 4.125%, 11/01/2031	1,355,000	1,362,870
State of Illinois, General Obligation, 5.5%, 5/01/2039	1,310,000	1,405,095
State of Illinois, General Obligation, 4.5%, 11/01/2039	1,495,000	1,488,084
State of Illinois, General Obligation, 5.75%, 5/01/2045	1,220,000	1,327,921
State of Illinois, General Obligation, AGM, 5%, 4/01/2024	3,935,000	4,015,016
State of Illinois, General Obligation, AGM, 4%, 2/01/2030	570,000	576,641
State of Illinois, General Obligation, NPFG, 6%, 11/01/2026	5,080,000	5,510,232
State of Illinois, General Obligation, “A”, 5%, 3/01/2024	1,575,000	1,631,905
State of Illinois, General Obligation, “A”, 5%, 3/01/2025	1,970,000	2,070,069
State of Illinois, General Obligation, “A”, 5%, 3/01/2026	1,970,000	2,094,272
State of Illinois, General Obligation, “A”, 5%, 11/01/2027	7,725,000	8,329,738
State of Illinois, General Obligation, “A”, 5%, 11/01/2028	10,235,000	11,074,493
State of Illinois, General Obligation, “A”, 5%, 4/01/2036	1,345,000	1,352,023
State of Illinois, General Obligation, “B”, 5%, 3/01/2024	2,755,000	2,854,539
State of Illinois, General Obligation, “B”, 5%, 3/01/2025	3,150,000	3,310,009
State of Illinois, General Obligation, “B”, 5%, 3/01/2026	2,560,000	2,721,491
State of Illinois, General Obligation, “B”, 4%, 11/01/2038	1,335,000	1,258,260
State of Illinois, General Obligation, “C”, 4%, 3/01/2024	4,865,000	4,962,598
State of Illinois, General Obligation, “C”, 4%, 3/01/2025	1,180,000	1,210,042
State of Illinois, General Obligation, “A”, 5%, 12/01/2024	335,000	350,980
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2032	1,740,000	1,719,719
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2035	2,320,000	2,247,510
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2036	1,190,000	1,148,735
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2038	1,520,000	1,454,633
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2044	790,000	736,722
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), “B”, BAM, 4%, 12/01/2029	535,000	565,923
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), “B”, BAM, 4%, 12/01/2030	670,000	696,083

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), “B”, BAM, 4%, 12/01/2032	$930,000	$953,942
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), “B”, BAM, 4%, 12/01/2034	1,385,000	1,418,658
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), “B”, BAM, 4%, 12/01/2036	1,575,000	1,609,181
		$394,278,107
Indiana - 1.0%
Indiana Finance Authority Rev. (BHI Senior Living), “A”, 6%, 11/15/2041 (Prerefunded 11/15/2023)	$2,235,000	$2,347,716
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2030	420,000	427,914
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2039	1,055,000	1,065,110
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2035 (Prerefunded 7/01/2023)	1,725,000	1,775,230
Indiana Finance Authority, Education Facilities Rev. (Rose-Hulman Institute of Technology Project), 5%, 6/01/2027	150,000	163,872
Indiana Finance Authority, Education Facilities Rev. (Rose-Hulman Institute of Technology Project), 5%, 6/01/2028	160,000	176,125
Indiana Finance Authority, Education Facilities Rev. (Rose-Hulman Institute of Technology Project), 5%, 6/01/2029	280,000	310,816
Indiana Finance Authority, Education Facilities Rev. (Rose-Hulman Institute of Technology Project), 5%, 6/01/2032	320,000	353,236
Indiana Finance Authority, Education Facilities Rev. (Rose-Hulman Institute of Technology Project), 4%, 6/01/2033	180,000	181,207
Indiana Finance Authority, Education Facilities Rev. (Rose-Hulman Institute of Technology Project), 4%, 6/01/2034	185,000	185,674
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2028	205,000	218,873
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2033	135,000	143,903
Indiana Finance Authority, Environmental Facilities Refunding Rev. (Indianapolis Power & Light Co.), “B”, 0.95%, 12/01/2038 (Put Date 4/01/2026)	2,260,000	1,964,055
Indiana Finance Authority, Health Facilities Rev. (Baptist Healthcare System Obligated Group), 5%, 8/15/2051	4,685,000	4,797,817
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “A”, GNMA, 4%, 7/01/2048	1,610,000	1,633,118
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “B-1”, GNMA, 3.25%, 7/01/2049	1,600,000	1,589,929
Indianapolis, IN, Local Public Improvement (Indianapolis Airport Authority Project), “D”, 5%, 1/01/2027	8,655,000	9,385,434
Indianapolis, IN, Local Public Improvement (Indianapolis Airport Authority Project), “I”, 5%, 1/01/2028	1,570,000	1,639,068
Indianapolis, IN, Water System First Lien Refunding Rev., “A”, 5%, 10/01/2037	4,130,000	4,580,131
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2032	495,000	541,073
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2033	360,000	389,629
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2035	445,000	477,828
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2038	1,340,000	1,422,185
Mount Vernon, IN, Environmental Improvement Rev. (Southern Indiana Gas and Electric Co. Project), 0.875%, 9/01/2055 (Put Date 9/01/2023)	3,120,000	3,067,706
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame), 6.5%, 3/01/2026	790,000	904,709
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	330,000	341,731
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	595,000	618,101
Warrick County, IN, Environmental Improvement Rev. (Southern Indiana Gas and Electric Co. Projects), 0.875%, 9/01/2055 (Put Date 9/01/2023)	1,975,000	1,941,898
		$42,644,088
Iowa - 0.6%
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “A”, 5.25%, 2/15/2044 (Prerefunded 2/15/2023)	$2,360,000	$2,413,917
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2032	855,000	879,911
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2033	610,000	608,962
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2038	485,000	476,702
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2048	885,000	832,582
Iowa Finance Authority, Single Family Mortgage Rev., “A”, FNMA, 4%, 7/01/2047	540,000	548,119
Iowa Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 3%, 1/01/2047	3,135,000	3,066,399
Iowa Finance Authority, Single Family Mortgage Rev., “B”, 3%, 7/01/2051	7,365,000	7,200,073
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 4.75%, 10/01/2042 (w)	620,000	620,455
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 5%, 10/01/2047 (w)	660,000	666,669
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 5.375%, 10/01/2052 (w)	730,000	752,738
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	339,352	322,066
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	4,615,000	3,786,508
Iowa Tobacco Settlement Authority Asset-Backed, “B-1”, 4%, 6/01/2049	2,510,000	2,419,682
		$24,594,783

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kansas - 0.8%
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2038 (Prerefunded 6/01/2025) (n)	$3,000,000	$3,209,044
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2042 (Prerefunded 6/01/2025) (n)	1,200,000	1,283,618
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	1,020,000	1,043,521
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	535,000	543,952
Lyon County, KS, School District No. 253 General Obligation, 4%, 9/01/2032	100,000	105,039
Lyon County, KS, School District No. 253 General Obligation, 4%, 9/01/2033	410,000	429,230
Lyon County, KS, School District No. 253 General Obligation, 4%, 9/01/2034	465,000	484,934
Lyon County, KS, School District No. 253 General Obligation, 4%, 9/01/2039	2,360,000	2,393,043
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2032	815,000	800,177
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2033	855,000	837,228
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2034	905,000	884,850
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2036	995,000	971,365
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2038	1,100,000	1,061,645
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2044	1,190,000	1,121,080
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2049	2,635,000	2,464,793
Sedgwick County, KS, Unified School District No. 266 General Obligation, “A”, 4%, 9/01/2031	905,000	956,578
Sedgwick County, KS, Unified School District No. 266 General Obligation, “A”, 4%, 9/01/2032	675,000	711,330
University of Kansas Hospital Authority, Health Facilities Rev. (University of Kansas Health System), “A”, 5%, 9/01/2048	10,590,000	11,126,630
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2033	115,000	109,975
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2038	140,000	130,679
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 4.625%, 5/15/2041	115,000	98,675
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2047	570,000	504,165
Wichita, KS, Sales Tax Special Obligations Rev. (K-96 Greenwich Star Bond Project), 4.2%, 9/01/2027	425,000	419,170
Wyandotte County/Kansas City, KS, Unified Government Community Improvement District Sales Tax Rev. (Legends Apartments Garage & West Lawn Project), 4.5%, 6/01/2040	350,000	319,943
		$32,010,664
Kentucky - 1.9%
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2032	$640,000	$704,633
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2033	630,000	689,930
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2034	720,000	787,406
Henderson, KY, Exempt Facilities Rev. (Pratt Paper LLC Project), “B”, 4.45%, 1/01/2042 (n)	1,915,000	1,798,423
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2037	465,000	485,050
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2041	3,335,000	3,454,066
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2046	2,115,000	2,176,782
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2037	1,990,000	2,063,727
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2041	1,305,000	1,329,055
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5.25%, 6/01/2041	1,015,000	1,044,745
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2045	1,630,000	1,651,935
Kentucky Economic Development Finance Authority Louisville Arena Project Rev. (Louisville Arena Authority, Inc.), “A”, AGM, 5%, 12/01/2045	2,670,000	2,929,159
Kentucky Economic Development Finance Authority Louisville Arena Project Rev. (Louisville Arena Authority, Inc.), “A”, AGM, 5%, 12/01/2047	1,495,000	1,511,184
Kentucky Higher Education Student Loan Corp. Rev., “B-1”, 5%, 6/01/2036	5,095,000	5,226,339
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2033	100,000	106,186
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2035	105,000	110,794
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2036	60,000	63,077
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2038	125,000	129,220
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2041	95,000	95,325
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2046	170,000	169,068
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2051	200,000	198,394
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2056	200,000	196,349

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Kentucky Turnpike Authority, Economic Development Road Rev. (Revitalization Projects), “A”, 5%, 7/01/2032 (Prerefunded 7/01/2023)	$1,575,000	$1,626,366
Owen County, KY, Water Facilities Refunding Rev. (Kentucky-American Water Co. Project), 0.7%, 6/01/2040 (Put Date 9/01/2023)	1,300,000	1,277,963
Public Energy Authority of Kentucky, Gas Supply Rev., “A-1”, 4%, 8/01/2052 (Put Date 8/01/2030)	9,535,000	9,541,744
Public Energy Authority of Kentucky, Gas Supply Rev., “B”, 4%, 1/01/2049	2,530,000	2,560,352
Public Energy Authority of Kentucky, Gas Supply Rev., “C”, 4%, 2/01/2050 (Put Date 2/01/2028)	5,455,000	5,499,621
Public Energy Authority of Kentucky, Gas Supply Rev., “C-1”, 4%, 12/01/2049	24,825,000	25,155,952
Trimble, KY, Pollution Control Refunding Rev. (Louisville Gas & Electric Co. Project), “A”, 1.3%, 9/01/2044 (Put Date 9/01/2027)	10,000,000	8,401,523
		$80,984,368
Louisiana - 1.7%
East Baton Rouge, LA, Sewerage Commission Multi-Modal Rev., “A”, 1.3%, 2/01/2041 (Put Date 2/01/2028)	$7,420,000	$6,442,486
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/2045	3,720,000	3,342,817
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Ragin' Cajun Facilities, Inc. - Student Housing & Parking Project), AGM, 5%, 10/01/2043	465,000	498,746
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Ragin' Cajun Facilities, Inc. - Student Housing & Parking Project), AGM, 5%, 10/01/2048	2,010,000	2,146,051
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/2035	460,000	461,483
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	1,765,000	1,762,678
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2029 (n)	380,000	363,573
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2039 (n)	945,000	820,640
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2054 (n)	1,515,000	1,205,464
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), “A”, 1.65%, 9/01/2027	3,950,000	3,907,550
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), “A”, 1.65%, 9/01/2033 (Put Date 12/01/2023)	3,205,000	3,170,557
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), “A”, 1.65%, 9/01/2034 (Put Date 12/01/2023)	2,470,000	2,443,456
Louisiana Public Facilities Authority Refunding Rev. (Loyola University Project), 5%, 10/01/2034	445,000	473,900
Louisiana Public Facilities Authority Refunding Rev. (Loyola University Project), 5%, 10/01/2035	1,160,000	1,231,776
Louisiana Public Facilities Authority Refunding Rev. (Tulane University Project), “A”, 5%, 4/01/2045	3,865,000	4,104,314
Louisiana Public Facilities Authority Rev. (Loyola University Project), Convertible Capital Appreciation, 0% to 10/01/2023, 5.25% to 10/01/2046	4,300,000	3,932,018
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.375%, 1/01/2040 (n)	3,175,000	3,185,647
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.5%, 1/01/2050 (n)	2,175,000	2,159,739
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.1%, 1/01/2057 (n)	7,310,000	6,702,508
Louisiana Stadium & Exposition District Rev., 5%, 7/03/2023	4,605,000	4,666,809
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/2023	1,045,000	1,075,741
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/2024	1,000,000	1,031,578
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/2025	790,000	814,895
New Orleans, LA, Aviation Board Special Facility Rev. (Parking Facilities Corp. Consolidated Garage System), “A”, AGM, 5%, 10/01/2043	590,000	618,873
New Orleans, LA, Aviation Board Special Facility Rev. (Parking Facilities Corp. Consolidated Garage System), “A”, AGM, 5%, 10/01/2048	955,000	983,237
New Orleans, LA, Regional Transit Authority Sale Tax Refunding Rev., “A”, AGM, 5%, 1/01/2032	2,030,000	2,340,080
New Orleans, LA, Regional Transit Authority Sale Tax Refunding Rev., “A”, AGM, 5%, 1/01/2033	4,575,000	5,253,560
New Orleans, LA, Regional Transit Authority Sale Tax Refunding Rev., “A”, AGM, 5%, 1/01/2034	4,180,000	4,785,049
New Orleans, LA, Sewerage Services Rev., 5%, 12/01/2040 (Prerefunded 12/01/2025)	630,000	686,379
Shreveport, LA, Water & Sewer Rev., “B”, AGM, 4%, 12/01/2044	790,000	784,353

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Shreveport, LA, Water & Sewer Rev., “B”, AGM, 4%, 12/01/2049	$985,000	$963,700
		$72,359,657
Maine - 0.4%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-2”, 4.375%, 8/01/2035 (Put Date 8/01/2025) (n)	$900,000	$895,759
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-3”, 5.25%, 1/01/2025 (n)	450,000	457,437
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5%, 12/01/2028	395,000	435,727
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5%, 12/01/2029	395,000	437,307
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5%, 12/01/2030	395,000	438,578
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2036	1,160,000	1,143,683
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2037	945,000	932,777
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2038	985,000	970,055
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2039	1,220,000	1,198,081
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2040	1,735,000	1,695,990
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2050	4,230,000	3,968,831
Maine Housing Authority Mortgage, “C”, 4%, 11/15/2050	2,320,000	2,354,594
Maine Housing Authority Mortgage, “C-1”, 3.5%, 11/15/2044	645,000	648,749
		$15,577,568
Maryland - 1.9%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2025	$1,125,000	$1,125,014
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2026	380,000	379,392
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2029	425,000	420,895
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2033	850,000	825,166
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2035	655,000	630,346
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2042	1,070,000	973,908
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2046	1,715,000	1,567,814
Baltimore, MD, Project Rev. (Mayor and City Council of Baltimore Water Projects), “A”, 4%, 7/01/2039	1,180,000	1,180,111
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 5%, 9/01/2038	1,235,000	1,246,085
Baltimore, MD, Subordinate Project Rev. (Mayor and City Council of Baltimore Water Projects), “A”, 5%, 7/01/2041	3,935,000	4,211,082
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	300,000	293,375
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	335,000	340,750
Frederick County, MD, Limited Obligation (Jefferson Technology Park Project), “B”, 4.625%, 7/01/2043 (n)	760,000	729,048
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.125%, 2/15/2034 (n)	150,000	140,172
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.375%, 2/15/2039 (n)	155,000	143,488
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.5%, 2/15/2047 (n)	870,000	777,092
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.5%, 9/01/2048 (u)	6,645,000	6,836,167
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “B”, 4.5%, 9/01/2048 (u)	5,390,000	5,529,707
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “C”, 4%, 9/01/2044	700,000	709,021
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, 3%, 9/01/2051	6,170,000	6,046,861
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “B”, 3%, 9/01/2051	6,660,000	6,500,496
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 5%, 9/01/2026	240,000	263,521
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 5%, 9/01/2027	360,000	401,597
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 5%, 9/01/2028	280,000	315,879
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “D”, 3.25%, 9/01/2050	7,315,000	7,252,569
Maryland Department of Transportation Special Project Rev., “B”, 4%, 8/01/2040	280,000	270,572
Maryland Department of Transportation Special Project Rev., “B”, 4%, 8/01/2041	1,105,000	1,054,468
Maryland Department of Transportation Special Project Rev., “B”, 5%, 8/01/2046	4,390,000	4,620,277
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2030	145,000	156,361

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2032	$100,000	$106,809
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2035	180,000	190,972
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park Projects), AGM, 5%, 6/01/2035	550,000	586,559
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 3.25%, 9/01/2030 (n)	235,000	211,978
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 4%, 9/01/2040 (n)	655,000	572,286
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2038	145,000	123,232
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2048	435,000	335,983
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2058	1,270,000	927,894
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2036	575,000	610,650
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5.5%, 1/01/2036	4,005,000	4,209,130
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2033	1,375,000	1,440,124
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2034	860,000	899,402
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2038	3,815,000	3,968,379
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health Issue), 5%, 8/15/2025	5,055,000	5,344,438
Prince George's County, MD, Special Obligation (Westphalia Town Center Project), 5.125%, 7/01/2039 (n)	440,000	433,864
Prince George's County, MD, Special Obligation (Westphalia Town Center Project), 5.25%, 7/01/2048 (n)	430,000	421,808
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), “A-1”, 5%, 11/01/2037	150,000	145,614
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	250,000	236,260
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2047	260,000	240,324
State of Maryland, “B”, 4%, 8/01/2027	2,025,000	2,029,076
		$77,976,016
Massachusetts - 3.1%
Commonwealth of Massachusetts Transportation Fund Rev. (Accelerated Bridge Program), “A”, 5%, 6/01/2023	$2,085,000	$2,147,132
Commonwealth of Massachusetts Transportation Fund Rev., “A”, 5%, 6/01/2043	7,310,000	7,874,704
Commonwealth of Massachusetts, “A”, AAC, 5.5%, 8/01/2030	3,935,000	4,681,637
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “H”, 5%, 12/01/2026	7,865,000	8,766,850
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-2”, 5%, 7/01/2041	5,115,000	5,611,858
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-2”, 5%, 7/01/2042	1,770,000	1,938,147
Massachusetts College Building Authority Project Rev., “A”, 5%, 5/01/2031 (Prerefunded 5/01/2023)	1,885,000	1,937,332
Massachusetts Development Finance Agency Rev. (Atrius Health Issue), “A”, 5%, 6/01/2039	745,000	853,289
Massachusetts Development Finance Agency Rev. (Beth Israel Health, Inc.), “2018 I-2”, 5%, 7/01/2053	6,820,000	7,069,930
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health), “K”, 5%, 7/01/2031	890,000	959,238
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health), “K”, 5%, 7/01/2032	905,000	972,277
Massachusetts Development Finance Agency Rev. (CareGroup), “J-1”, 5%, 7/01/2048	2,360,000	2,458,952
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2029	1,220,000	1,260,798
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2030	2,540,000	2,614,066
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2031	705,000	723,549
Massachusetts Development Finance Agency Rev. (Emerson College), “A”, 5.25%, 1/01/2042	200,000	206,214
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	2,765,000	2,829,210
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 4%, 10/01/2046	625,000	558,296
Massachusetts Development Finance Agency Rev. (Lahey Health System), “F”, 5%, 8/15/2030	790,000	824,274
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “F”, 5.75%, 7/15/2043	365,000	370,731
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037 (n)	110,000	115,892
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2047 (n)	1,205,000	1,268,780
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2057 (n)	2,330,000	2,453,032
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/2033 (Prerefunded 11/15/2023) (n)	275,000	290,319
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/2043 (Prerefunded 11/15/2023) (n)	435,000	460,381
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “S”, 5%, 7/01/2032	1,005,000	1,087,529
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	185,000	189,587
Massachusetts Development Finance Agency Rev. (Salem Community Corp.), 5.125%, 1/01/2040 (n)	400,000	385,022
Massachusetts Development Finance Agency Rev. (Salem Community Corp.), 5.25%, 1/01/2050 (n)	1,045,000	987,004
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2033	480,000	498,987
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2034	560,000	581,293
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2036	1,135,000	1,171,247

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care), “K”, 5%, 7/01/2038	$1,025,000	$1,058,625
Massachusetts Development Finance Agency Rev. (Wellforce Inc.), “C”, AGM, 5%, 10/01/2032	670,000	731,660
Massachusetts Development Finance Agency Rev. (Wellforce Inc.), “C”, AGM, 5%, 10/01/2033	415,000	450,132
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 4%, 7/01/2044	1,765,000	1,583,654
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2044	740,000	769,965
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology), 5%, 10/01/2046	905,000	920,990
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 3%, 7/01/2035	225,000	226,177
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 2%, 7/01/2037	350,000	308,281
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 2.625%, 7/01/2036	100,000	91,355
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2046	5,475,000	4,855,176
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 3.75%, 7/01/2047	7,215,000	6,083,228
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.7%, 7/01/2026	370,000	370,499
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.9%, 7/01/2028	385,000	385,563
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033 (u)	5,510,000	5,458,001
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	1,425,000	1,411,552
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 3.625%, 7/01/2032	1,185,000	1,166,399
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 3%, 7/01/2051	1,455,000	1,033,583
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 4.125%, 7/01/2052	8,155,000	7,357,355
Massachusetts Housing Finance Agency, Single Family Housing Rev., “221”, 3%, 12/01/2050	3,040,000	2,972,577
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2037	3,080,000	3,311,541
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2038	3,870,000	4,145,188
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2039	6,275,000	6,710,163
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2035	395,000	420,646
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2036	790,000	840,058
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2037	1,130,000	1,195,726
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2038	145,000	153,126
Massachusetts Water Resources Authority, General Rev., “B”, AGM, 5.25%, 8/01/2029	3,315,000	3,878,026
University of Massachusetts Building Authority Rev., “2017-3”, 5%, 11/01/2036	7,000,000	7,624,524
		$129,661,327
Michigan - 1.8%
Detroit, MI, Downtown Development Authority Tax Increment Rev. (Catalyst Development), “A”, AGM, 5%, 7/01/2043	$1,235,000	$1,292,467
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2036	400,000	442,823
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2038	365,000	402,588
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2043	645,000	704,272
Great Lakes Water Authority, Michigan Water Supply System Rev., “B”, BAM, 5%, 7/01/2046	4,520,000	4,791,908
Great Lakes Water Authority, Michigan Water Supply System Rev., “D”, 5%, 7/01/2036	2,485,000	2,644,219
Great Lakes Water Authority, Michigan Water Supply System Rev., “D”, AGM, 5%, 7/01/2034	2,920,000	3,129,116
Kent County, MI, Gerald R. Ford International Airport Authority Rev., 5%, 1/01/2046	750,000	813,958
Kent County, MI, Gerald R. Ford International Airport Authority Rev., 5%, 1/01/2051	990,000	1,070,228
Michigan Building Authority Rev., “I”, 4%, 10/15/2049	2,205,000	2,086,211
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	540,000	544,835
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	680,000	688,723
Michigan Finance Authority Hospital Rev. (McLaren Health Care), “D-1”, 1.2%, 10/15/2030 (Put Date 4/13/2028)	2,005,000	1,793,268
Michigan Finance Authority Hospital Rev. (McLaren Health Care), “D-2”, 1.2%, 10/15/2038 (Put Date 4/13/2028)	2,515,000	2,251,884
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2030	790,000	862,883
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2031	1,575,000	1,704,357
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2048	2,905,000	3,047,409
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), “2”, 4%, 12/01/2036	4,145,000	4,105,812
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), “A”, 5%, 12/01/2032	6,295,000	7,114,617
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2033	630,000	659,712
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2034	1,410,000	1,475,270
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2035	910,000	951,070
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	460,000	477,141

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Local Project), “D-2”, 5%, 7/01/2034	$630,000	$659,163
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	385,000	398,216
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	190,000	196,819
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	450,000	465,623
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2007 Sold Tobacco Receipts), “B-1”, 5%, 6/01/2049	770,000	777,861
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 6/30/2048	3,935,000	3,878,242
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	790,000	811,046
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	480,000	494,461
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	370,000	380,116
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	805,000	824,212
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, AGM, 5%, 12/01/2040	5,590,000	5,818,697
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “A”, 5%, 12/01/2046	3,000,000	3,217,252
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2046	965,000	1,013,315
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2031	1,960,000	2,117,068
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2032	2,030,000	2,180,098
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2030	775,000	871,337
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2031	945,000	1,055,348
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2032	1,455,000	1,618,875
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2034	2,755,000	3,046,892
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2036	790,000	870,482
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2037	870,000	956,306
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2038	230,000	252,255
		$74,958,455
Minnesota - 1.1%
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2031	$805,000	$771,481
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2036	775,000	713,098
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2041	555,000	491,825
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2043	1,790,000	1,713,550
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2043	2,010,000	2,081,236
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2048	1,795,000	1,682,792
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2048	1,585,000	1,633,288
Duluth, MN, Independent School District No. 709, “A”, COP, 5%, 2/01/2025	190,000	202,773
Duluth, MN, Independent School District No. 709, “A”, COP, 4%, 3/01/2032	905,000	843,549
Duluth, MN, Independent School District No. 709, “A”, COP, 4.2%, 3/01/2034	240,000	223,181
Duluth, MN, Independent School District No. 709, “B”, COP, 5%, 2/01/2026	605,000	658,253
Duluth, MN, Independent School District No. 709, “B”, COP, 5%, 2/01/2028	180,000	200,786
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Rev., “C”, 5%, 1/01/2041	1,970,000	2,062,136
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Rev., “C”, 5%, 1/01/2046	2,360,000	2,446,729
Minnesota Housing Finance Agency, Residential Housing, “A”, 4%, 1/01/2041	280,000	282,695
Minnesota Housing Finance Agency, Residential Housing, “A”, 4.25%, 7/01/2049 (u)	14,935,000	15,250,687
Minnesota Housing Finance Agency, Residential Housing, “B”, GNMA, 3%, 7/01/2051	5,355,000	5,244,155
Minnesota Housing Finance Agency, Residential Housing, “D”, 3%, 1/01/2052	5,470,000	5,340,683
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 4%, 11/01/2037 (u)	2,800,000	2,789,922
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	2,265,000	1,932,716
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 5.5%, 7/01/2052 (n)	240,000	242,078
		$46,807,613
Mississippi - 0.7%
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 1/01/2034	$1,935,000	$2,247,707
Mississippi Development Bank Special Obligation (Jackson Sales Tax Rev. Infrastructure Project), 5%, 9/01/2025	315,000	338,273
Mississippi Development Bank Special Obligation (Jackson Sales Tax Rev. Infrastructure Project), 5%, 9/01/2026	790,000	862,526
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	390,000	408,217

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Mississippi - continued
Mississippi Development Bank Special Obligation (Vicksburg Warren School District General Obligation Project), BAM, 5%, 3/01/2048	$3,150,000	$3,263,222
Mississippi Home Corp., Single Family Mortgage Rev., “A”, 4%, 12/01/2044	985,000	999,221
Mississippi Home Corp., Single Family Mortgage Rev., “B”, GNMA, 3%, 6/01/2051	3,070,000	3,000,265
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2046	1,500,000	1,525,474
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2036	665,000	663,558
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2037	600,000	597,616
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2039	600,000	594,393
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2040	335,000	330,475
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “IV”, 5%, 10/01/2033	280,000	300,284
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “IV”, 5%, 10/01/2035	945,000	1,003,541
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “IV”, 5%, 10/01/2039	670,000	706,609
Mississippi State University, Educational Building Corp. Rev. (Mississippi State University Refunding and Improvements Project), 5.25%, 8/01/2038 (Prerefunded 8/01/2023)	985,000	1,022,122
State of Mississippi, “B”, 5%, 12/01/2025	465,000	507,892
State of Mississippi, “B”, 5%, 12/01/2032 (Prerefunded 12/01/2026)	1,970,000	2,195,892
State of Mississippi, “B”, 5%, 12/01/2033 (Prerefunded 12/01/2026)	1,970,000	2,195,892
State of Mississippi, “B”, 5%, 12/01/2034 (Prerefunded 12/01/2026)	3,935,000	4,386,211
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project), “A”, 5%, 3/01/2028	850,000	906,179
		$28,055,569
Missouri - 1.3%
Brentwood & Maplewood, MO, Hanley Road Corridor Transportation Development District, Transportation Sales Tax Refunding Rev., 1.625%, 10/01/2033	$520,000	$512,526
Brentwood & Maplewood, MO, Hanley Road Corridor Transportation Development District, Transportation Sales Tax Refunding Rev., 2%, 10/01/2039	670,000	642,973
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, AGM, 5%, 3/01/2055	4,465,000	4,618,042
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, 5%, 3/01/2046	11,695,000	12,132,759
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2040 (n)	160,000	132,290
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2050 (n)	275,000	214,810
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2036	945,000	895,743
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2037	300,000	281,667
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2041	380,000	346,944
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2051	1,070,000	921,506
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University Health Services), 5%, 10/01/2039 (Prerefunded 10/01/2023)	575,000	597,865
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), “A”, 5%, 6/01/2030	3,935,000	4,271,326
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), “A”, 5%, 6/01/2031	2,490,000	2,692,262
Missouri Health & Educational Facilities Authority Rev. (Mosaic Health System), “A”, 4%, 2/15/2044	1,810,000	1,771,790
Missouri Health & Educational Facilities Authority Rev. (Mosaic Health System), “A”, 4%, 2/15/2049	3,935,000	3,789,684
Missouri Health & Educational Facilities Authority Rev. (Mosaic Health System), “A”, 4%, 2/15/2054	3,580,000	3,401,531
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), “A”, 5%, 6/01/2031 (Prerefunded 6/01/2024)	2,060,000	2,173,007
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, 3.75%, 5/01/2038	275,000	277,446
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, FHLMC, 3%, 5/01/2052	4,540,000	4,436,769
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, FNMA, 4.25%, 5/01/2049	3,095,000	3,159,047
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “B”, FNMA, 4.75%, 5/01/2049	1,655,000	1,711,881
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2030	255,000	227,569
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3.125%, 5/01/2035	175,000	145,219

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2030	$115,000	$114,313
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2035	95,000	92,064
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/2045	205,000	189,057
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 3.875%, 11/15/2029	160,000	142,457
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.375%, 11/15/2035	580,000	491,341
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.75%, 11/15/2047	1,805,000	1,457,975
St. Louis, MO, Municipal Finance Corp. Leasehold Rev. (Convention Center Expansion and Improvement Projects), AGM, 5%, 10/01/2040	665,000	736,879
St. Louis, MO, Municipal Finance Corp. Leasehold Rev. (Convention Center Expansion and Improvement Projects), AGM, 5%, 10/01/2045	2,840,000	3,100,247
		$55,678,989
Montana - 0.1%
Montana Board of Housing Single Family Mortgage, “B”, 4%, 12/01/2050	$3,225,000	$3,273,864
Montana Board of Housing Single Family Program (Federally Insured or Guaranteed Mortgage Loans), “A”, 4%, 6/01/2049	515,000	522,438
Montana Board of Housing Single Family Program (Federally Insured or Guaranteed Mortgage Loans), “A-2”, 3%, 12/01/2043	285,000	285,168
		$4,081,470
Nebraska - 0.3%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2034	$670,000	$717,064
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 4%, 9/01/2044	425,000	429,627
Nebraska Investment Finance Authority, Single Family Housing Rev., “C”, 4%, 9/01/2048 (u)	3,230,000	3,275,350
Nebraska Public Power District Rev., “A”, 5%, 1/01/2027	385,000	428,268
Nebraska Public Power District Rev., “A”, 5%, 1/01/2030	450,000	518,712
Nebraska Public Power District Rev., “A”, 5%, 1/01/2031	1,145,000	1,327,530
Nebraska Public Power District Rev., “A”, 5%, 1/01/2032	1,220,000	1,404,376
Nebraska Public Power District Rev., “A”, 5%, 1/01/2033	395,000	452,630
Nebraska Public Power District Rev., “B”, 5%, 1/01/2029	800,000	914,302
Nebraska Public Power District Rev., “B”, 5%, 1/01/2030	765,000	881,811
Nebraska Public Power District Rev., “B”, 5%, 1/01/2031	590,000	686,469
Nebraska Public Power District Rev., “B”, 5%, 1/01/2032	630,000	725,211
Nebraska Public Power District Rev., “B”, 5%, 1/01/2033	620,000	710,458
		$12,471,808
Nevada - 0.2%
Clark County, NV, School District General Obligation, “A”, AGM, 4%, 6/15/2037	$710,000	$730,129
Clark County, NV, School District General Obligation, “A”, AGM, 4%, 6/15/2039	1,555,000	1,565,679
Clark County, NV, School District General Obligation, “A”, AGM, 4%, 6/15/2040	105,000	105,147
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 4.5%, 12/15/2029 (n)	140,000	140,440
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2035 (n)	500,000	504,705
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2038 (n)	555,000	557,945
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/2045 (n)	600,000	603,835
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2048 (n)	2,160,000	2,131,850
Nevada Housing Division, Single Family Mortgage Rev., “A”, GNMA, 3%, 4/01/2051	2,485,000	2,426,651
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 5%, 6/01/2033	75,000	81,358
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 5%, 6/01/2038	95,000	102,148
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4%, 6/01/2048	365,000	338,256
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4.125%, 6/01/2058	450,000	422,407

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Nevada - continued
Sparks, NV, Tourism Improvement District No. 1 Rev. (Legends at Sparks Marina), “A”, 2.5%, 6/15/2024 (n)	$295,000	$285,298
		$9,995,848
New Hampshire - 0.5%
National Finance Authority, New Hampshire Resource Recovery Refunding Rev., “B”, 3.75%, 7/01/2045 (Put Date 7/02/2040) (n)	$2,290,000	$1,863,124
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2041	830,000	732,442
National Finance Authority, New Hampshire, Municipal Certificates, “A”, 4.125%, 1/20/2034	6,766,790	6,656,918
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2031	1,260,000	1,347,896
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2036	1,255,000	1,323,727
New Hampshire National Finance Authority Municipal Certificates, “1-A”, 4.375%, 9/20/2036	9,624,427	9,234,253
		$21,158,360
New Jersey - 5.7%
Atlantic City, NJ, Board of Education, 4%, 4/01/2029	$160,000	$170,442
Atlantic City, NJ, Board of Education, 4%, 4/01/2030	130,000	137,356
Atlantic City, NJ, Board of Education, 4%, 4/01/2031	130,000	136,351
Atlantic City, NJ, Board of Education, 4%, 4/01/2032	225,000	234,493
Atlantic City, NJ, Board of Education, 4%, 4/01/2034	225,000	232,513
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 5%, 7/01/2033	125,000	140,845
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 5%, 7/01/2035	125,000	140,188
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 4%, 7/01/2038	205,000	200,949
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 4%, 7/01/2039	170,000	166,337
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 4%, 7/01/2040	245,000	237,680
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2032	3,875,000	4,237,190
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2037	3,465,000	3,750,346
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2042	475,000	506,645
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “B”, AGM, 5%, 3/01/2032	1,310,000	1,433,641
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “B”, AGM, 5%, 3/01/2037	1,315,000	1,423,291
Jersey City, NJ, Redevelopment Agency Rev. (Bayfront Redevelopment Project), 4%, 12/15/2031	6,685,000	7,050,772
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029 (Prerefunded 6/15/2026)	280,000	307,136
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2029	440,000	459,814
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2030	670,000	698,911
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2031	440,000	458,338
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2032	440,000	457,790
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.5%, 1/01/2027	370,000	380,906
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5%, 1/01/2028	370,000	377,476
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	1,115,000	1,137,738
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5.125%, 1/01/2039	685,000	697,429
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/2042	345,000	350,885
New Jersey Economic Development Authority Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), AGM, 5%, 6/01/2037	1,550,000	1,665,745
New Jersey Economic Development Authority Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), AGM, 5%, 6/01/2042	1,725,000	1,841,602
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2030	865,000	841,319
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2035	1,235,000	1,170,117
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 3/01/2027 (Prerefunded 3/01/2023)	3,100,000	3,169,910
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 3/01/2027	155,000	157,578
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2037	785,000	778,102
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2034	480,000	502,256
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2035	405,000	423,237
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2042	2,250,000	2,332,806

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 3.125%, 7/01/2029	$670,000	$634,934
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 3.125%, 7/01/2031 (u)	8,400,000	7,965,048
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 5%, 7/01/2033	385,000	404,017
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 5%, 7/01/2027	870,000	948,669
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 5%, 7/01/2028	7,270,000	7,877,517
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/2029	2,875,000	2,908,090
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	3,185,000	3,232,893
New Jersey Economic Development Authority, State Lease Rev. (Juvenile Justice Commission Facilities Project), “C”, 5%, 6/15/2042	2,665,000	2,771,934
New Jersey Economic Development Authority, Water Facilities Rev. (American Water Co., Inc. Project), “E”, 0.85%, 12/01/2025	1,550,000	1,433,284
New Jersey Economic Development Authority, Water Facilities Rev. (Middlesex Water Co.), 5%, 8/01/2059	1,255,000	1,338,031
New Jersey Educational Facilities Authority Rev. (Ramapo College Project), “A”, 5%, 7/01/2030	590,000	664,973
New Jersey Educational Facilities Authority Rev. (Ramapo College Project), “A”, 5%, 7/01/2031	590,000	669,661
New Jersey Educational Facilities Authority Rev. (Ramapo College Project), “A”, 5%, 7/01/2032	790,000	902,795
New Jersey Educational Facilities Authority Rev. (Ramapo College Project), “A”, 5%, 7/01/2033	355,000	399,092
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	4,315,000	4,408,231
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2031	1,660,000	1,755,461
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2032	1,655,000	1,740,553
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2033	1,400,000	1,467,371
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2034	1,405,000	1,463,976
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2035	1,240,000	1,285,454
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2036	1,445,000	1,495,960
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2037	2,395,000	2,474,252
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 3.25%, 12/01/2039	4,475,000	4,026,174
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	4,330,000	4,140,695
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”A“, 5%, 12/01/2028	315,000	342,910
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”A“, 5%, 12/01/2029	435,000	475,326
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2028	1,145,000	1,246,451
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2029	1,115,000	1,219,124
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 3.5%, 12/01/2039	6,190,000	6,158,284
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 2.5%, 12/01/2040	1,690,000	1,520,101
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”C“, 3.25%, 12/01/2051	700,000	524,876
New Jersey Housing & Mortgage Finance Agency, Single Family Housing Rev., “C”, 4.75%, 10/01/2050 (u)	7,670,000	7,937,786
New Jersey Housing & Mortgage Finance Agency, Single Family Housing Rev., “E”, 3.5%, 4/01/2051 (u)	10,215,000	10,184,091
New Jersey Housing & Mortgage Finance Agency, Single Family Housing Rev., “H”, 3%, 10/01/2052	8,340,000	8,064,546
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2032	2,360,000	2,501,309
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2033	2,360,000	2,495,153
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2034	2,360,000	2,488,128
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2035	2,320,000	2,441,810
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2032	2,665,000	2,917,132
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2033	3,525,000	3,814,792
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2034	3,335,000	3,586,114
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2035	840,000	897,969
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2035	3,220,000	3,460,110
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2036	1,120,000	1,195,183
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2036	3,335,000	3,581,433
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2037	1,120,000	1,192,392
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2037	1,665,000	1,783,964

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2038	$1,120,000	$1,102,426
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2038	1,200,000	1,274,547
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2039	1,120,000	1,187,280
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2040	1,275,000	1,222,875
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2040	840,000	887,611
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2045	2,225,000	2,061,881
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	2,280,000	2,377,554
New Jersey Transportation Trust Fund Authority, “B”, AAC, 5.5%, 9/01/2026	2,775,000	3,061,378
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2029	2,690,000	2,879,006
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2031	1,790,000	1,900,802
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	3,135,000	3,395,280
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “A”, 0%, 12/15/2037	19,665,000	9,659,299
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2028	9,535,000	7,562,167
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2035	2,930,000	1,638,571
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2036	7,645,000	4,049,233
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AGM, 0%, 12/15/2029	12,340,000	9,553,495
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AGM, 0%, 12/15/2032	2,635,000	1,775,705
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, NPFG, 0%, 12/15/2027	5,430,000	4,504,426
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, NPFG, 0%, 12/15/2031	3,935,000	2,704,516
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, 4%, 7/15/2034	297,000	299,250
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, 4%, 7/15/2036	290,000	288,312
Newark, NJ, General Obligation Refunding, “A”, AGM, 5%, 10/01/2024	590,000	622,453
Newark, NJ, General Obligation Refunding, “A”, AGM, 5%, 10/01/2026	730,000	795,025
Newark, NJ, General Obligation Refunding, “A”, AGM, 5%, 10/01/2028	450,000	499,990
Newark, NJ, General Obligation Refunding, “B”, AGM, 5%, 10/01/2023	790,000	816,867
Newark, NJ, General Obligation Refunding, “B”, AGM, 5%, 10/01/2025	395,000	424,295
South Jersey, NJ, Transportation Authority System Rev., “A”, AGM, 5%, 11/01/2031	1,015,000	1,117,819
South Jersey, NJ, Transportation Authority System Rev., “A”, AGM, 5%, 11/01/2032	1,990,000	2,184,208
South Jersey, NJ, Transportation Authority System Rev., “A”, AGM, 5%, 11/01/2033	575,000	629,252
State of New Jersey, COVID-19 General Obligation, “A”, 4%, 6/01/2023	2,335,000	2,377,750
State of New Jersey, COVID-19 General Obligation, “A”, 5%, 6/01/2027	205,000	226,026
State of New Jersey, COVID-19 General Obligation, “A”, 5%, 6/01/2029	325,000	365,263
State of New Jersey, COVID-19 General Obligation, “A”, 4%, 6/01/2031	1,460,000	1,540,629
		$239,831,374
New Mexico - 0.2%
Albuquerque, NM, Bernalillo County Water Utility Authority (Joint Water and Sewer System Improvement Rev.), 5%, 7/01/2033	$1,810,000	$1,989,178
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 4%, 9/01/2040	410,000	410,577
New Mexico Educational Assistance Foundation, Taxable, “B-1”, 2.106%, 9/01/2051	4,570,000	4,360,245
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “A-1”, FNMA, 4%, 1/01/2049	850,000	862,337
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “C”, FNMA, 4%, 1/01/2049	1,715,000	1,739,134
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2034	215,000	205,709
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2039	165,000	153,425
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2044	170,000	153,258
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2049	445,000	391,324
		$10,265,187
New York - 7.7%
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2031	$730,000	$816,864
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2032	790,000	880,680
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2033	830,000	921,981
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 4%, 4/01/2034	790,000	797,306
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 3%, 4/01/2036	1,420,000	1,199,672
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 3%, 4/01/2037	1,180,000	982,842
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 4%, 4/01/2038	985,000	974,673
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 4%, 4/01/2039	1,065,000	1,049,807
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045 (n)	5,450,000	5,605,083
Jefferson County, NY, Civic Development Corp. Rev. (Samaritan Medical Center), “A”, 4%, 11/01/2032	380,000	360,557

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Dormitory Authority Rev. (Cornell University), “D”, 5%, 7/01/2035	$465,000	$560,063
New York Dormitory Authority Rev. (HYU Langone Hospitals Obligated Group), “A”, 4%, 7/01/2050	4,750,000	4,486,002
New York Dormitory Authority Rev. (Norwell Health Obligated Group), “A”, 4%, 5/01/2045	4,380,000	4,129,847
New York Dormitory Authority Rev. (Rochester Institute of Technology), “A”, 5%, 7/01/2032	410,000	457,530
New York Dormitory Authority Rev. (Rochester Institute of Technology), “A”, 5%, 7/01/2036	880,000	973,653
New York Dormitory Authority Rev. (Rochester Institute of Technology), “A”, 5%, 7/01/2040	995,000	1,092,704
New York Dormitory Authority Rev. (St. John's University), “A”, 5%, 7/01/2027	140,000	152,838
New York Dormitory Authority Rev. (St. John's University), “A”, 5%, 7/01/2028	130,000	142,664
New York Dormitory Authority Rev. (St. John's University), “A”, 4%, 7/01/2029	335,000	349,801
New York Dormitory Authority Rev. (St. John's University), “A”, 4%, 7/01/2030	670,000	699,071
New York Dormitory Authority Rev. (St. John's University), “A”, 4%, 7/01/2031	790,000	808,873
New York Dormitory Authority Rev. (St. John's University), “A”, 4%, 7/01/2032	870,000	879,199
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2033 (n)	100,000	104,190
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2035 (n)	200,000	207,838
New York Dormitory Authority Rev., State Personal Income Tax, “A”, 5%, 12/15/2025	3,935,000	3,990,846
New York Dormitory Authority Rev., State Personal Income Tax, “E”, 4%, 3/15/2045	14,945,000	14,576,565
New York Dormitory Authority, State Personal Income Tax Rev., Tax-Exempt, “E”, 4%, 3/15/2042	14,455,000	14,149,019
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 2.75%, 9/01/2050 (Put Date 9/02/2025) (n)	580,000	549,751
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	14,825,000	14,415,682
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040 (n)	2,510,000	2,530,552
New York Mortgage Agency Homeowner Mortgage Rev., “213”, 3%, 4/01/2050 (u)	28,145,000	27,337,621
New York Power Authority, Green Transmission Project Rev., “A”, AGM, 4%, 11/15/2047	1,565,000	1,531,073
New York Transportation Development Corp., Exempt Facility Rev. (State Thruway Service Areas Project), 4%, 10/31/2046	7,000,000	5,894,330
New York Transportation Development Corp., Exempt Facility Rev. (State Thruway Service Areas Project), 4%, 4/30/2053	1,740,000	1,416,472
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2026	1,175,000	1,167,732
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 3%, 8/01/2031	555,000	506,613
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	605,000	601,059
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.25%, 8/01/2031	1,210,000	1,258,488
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.375%, 8/01/2036	1,890,000	2,009,468
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2031	6,400,000	6,532,061
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2032	1,835,000	1,867,347
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2035	4,395,000	4,444,845
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4%, 1/01/2036	1,035,000	961,169
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2040	1,815,000	1,825,994
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport Project), 2.25%, 8/01/2026	915,000	856,925
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2030	280,000	297,044
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2034	505,000	526,406
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2035	250,000	260,455
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2036	40,000	41,592
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2037	405,000	420,564

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 4%, 12/01/2038	$170,000	$158,884
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 4%, 12/01/2039	400,000	371,528
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2029	450,000	482,930
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2030	375,000	401,954
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2031	410,000	441,193
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2033	1,195,000	1,258,721
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2034	1,100,000	1,161,669
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2035	410,000	432,154
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2036	745,000	783,193
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2037	895,000	938,353
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2038	215,000	225,506
New York Urban Development Corp., State Personal Income Tax Rev. (General Purpose), “C”, 4%, 3/15/2049	8,025,000	7,703,210
New York Urban Development Corp., State Personal Income Tax Rev., “A”, 4%, 3/15/2039	4,720,000	4,669,663
New York Urban Development Corp., State Personal Income Tax Rev., “C”, 5%, 3/15/2034	1,145,000	1,251,548
New York, NY, “B-1”, 5%, 12/01/2041	2,755,000	2,937,235
New York, NY, General Obligation, “F-1”, 5%, 3/01/2037	3,540,000	3,914,906
New York, NY, General Obligation, “F-1”, 5%, 3/01/2039	3,540,000	3,889,476
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “E”, 3.5%, 2/15/2048	4,585,308	4,494,196
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	22,686,278	22,584,898
New York, NY, Housing Finance Agency Affordable Housing Rev., “L-2”, 0.75%, 11/01/2025	1,420,000	1,321,152
New York, NY, Industrial Development Agency Pilot Refunding Rev. (Yankee Stadium Project), “A”, AGM, 4%, 3/01/2045	700,000	660,194
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	1,965,000	1,967,134
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “CC-1”, 5%, 6/15/2046	5,505,000	5,885,411
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “CC-1”, 5%, 6/15/2048	4,055,000	4,338,247
New York, NY, Municipal Water Finance Authority, Water & Sewer System Second General Resolution Rev., “EE”, 5%, 6/15/2045	7,865,000	8,682,400
New York, NY, Transitional Finance Authority Building Aid Rev., “S-3”, 5%, 7/15/2043	810,000	866,787
New York, NY, Transitional Finance Authority Future Tax Secured Rev., “A-4”, 4%, 11/01/2038	2,585,000	2,581,637
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, “A”, 4%, 11/01/2034	790,000	800,114
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, “A”, 4%, 11/01/2035	790,000	796,832
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, “C”, 4%, 2/01/2041	6,035,000	5,976,100
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, “C-1”, 4%, 5/01/2045	7,865,000	7,647,865
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, “E-1”, 5%, 2/01/2037	3,430,000	3,790,330
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2036	1,575,000	1,585,005
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2037	1,795,000	1,800,416
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2038	2,205,000	2,202,192
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2039	2,755,000	2,748,730
New York, NY, Trust for Cultural Resources (Lincoln Center for the Performing Arts, Inc.), “A”, 4%, 12/01/2035	195,000	197,794
New York, NY, Trust for Cultural Resources Refunding Rev. (Lincoln Center for the Performing Arts, Inc.), “A”, 5%, 12/01/2031	260,000	297,793
New York, NY, Trust for Cultural Resources Refunding Rev. (Lincoln Center for the Performing Arts, Inc.), “A”, 4%, 12/01/2034	720,000	734,372
Niagara, NY, Area Development Corp. Rev. (Catholic Health System, Inc. Project), 4.5%, 7/01/2052	2,260,000	1,889,541
Niagara, NY, Area Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2052	1,215,000	1,133,096
Port Authority of NY & NJ (214th Series), 4%, 9/01/2037	1,750,000	1,696,366
Port Authority of NY & NJ (214th Series), 4%, 9/01/2039	725,000	688,475
Port Authority of NY & NJ (214th Series), 4%, 9/01/2043	1,170,000	1,096,477
Port Authority of NY & NJ (221st Series), 4%, 7/15/2045	1,125,000	1,050,096
Port Authority of NY & NJ (221st Series), 4%, 7/15/2050	2,810,000	2,598,155
Port Authority of NY & NJ (221st Series), 4%, 7/15/2055	9,010,000	8,203,815

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Port Authority of NY & NJ (223th Series), 5%, 7/15/2033	$710,000	$783,374
Port Authority of NY & NJ (223th Series), 4%, 7/15/2034	815,000	810,412
Port Authority of NY & NJ (223th Series), 4%, 7/15/2035	830,000	819,243
Port Authority of NY & NJ (223th Series), 4%, 7/15/2036	510,000	499,015
Port Authority of NY & NJ (223th Series), 4%, 7/15/2038	2,210,000	2,110,780
Port Authority of NY & NJ (223th Series), 4%, 7/15/2040	645,000	610,666
Port Authority of NY & NJ (226th Series), 5%, 10/15/2030	680,000	763,840
Port Authority of NY & NJ (226th Series), 5%, 10/15/2032	450,000	500,207
Port Authority of NY & NJ (226th Series), 5%, 10/15/2033	535,000	591,182
Port Authority of NY & NJ (226th Series), 5%, 10/15/2034	885,000	974,089
Port Authority of NY & NJ (226th Series), 5%, 10/15/2035	815,000	893,109
Port Authority of NY & NJ (226th Series), 5%, 10/15/2036	850,000	927,478
Port Authority of NY & NJ (226th Series), 5%, 10/15/2037	1,200,000	1,305,132
Port Authority of NY & NJ (226th Series), 5%, 10/15/2038	2,360,000	2,554,493
Port Authority of NY & NJ (226th Series), 5%, 10/15/2039	1,750,000	1,888,879
Port Authority of NY & NJ (226th Series), 5%, 10/15/2040	1,710,000	1,840,115
Port Authority of NY & NJ (226th Series), 5%, 10/15/2041	1,400,000	1,502,461
Schenectady County, NY, Capital Resource Corp. Tax-Exempt Rev. (Union College Project), 5.25%, 7/01/2052	555,000	602,174
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B-1”, 4%, 6/01/2050	695,000	639,438
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2028	1,315,000	1,166,686
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2029	1,915,000	1,658,616
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2030	1,475,000	1,246,466
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2031	1,825,000	1,507,748
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2032	3,370,000	2,728,095
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2033	2,970,000	2,350,868
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2034	2,660,000	2,068,183
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2035	3,550,000	2,723,851
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	1,160,000	874,572
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2034	750,000	780,052
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2035	380,000	394,744
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2041	2,135,000	2,203,098
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), “C-3”, 4%, 5/15/2051	8,500,000	8,152,608
Yonkers, NY, General Obligation, “C”, AGM, 5%, 3/15/2034	1,180,000	1,335,960
Yonkers, NY, General Obligation, “C”, AGM, 5%, 3/15/2035	1,255,000	1,416,313
Yonkers, NY, School Serial Bonds, “D”, AGM, 5%, 3/15/2035	960,000	1,080,021
		$322,245,122
North Carolina - 1.5%
Durham, SC, Multi-Family Housing Authority Rev. (JJ Henderson Senior Apartment Project), 0.3%, 6/01/2024 (Put Date 6/01/2023)	$1,500,000	$1,467,628
North Carolina Capital Facilities Finance Agency, Educational Facilities Refunding Rev. (High Point University), 5%, 5/01/2029	415,000	462,522
North Carolina Capital Facilities Finance Agency, Educational Facilities Refunding Rev. (High Point University), 5%, 5/01/2030	445,000	497,377
North Carolina Capital Facilities Finance Agency, Educational Facilities Refunding Rev. (High Point University), 5%, 5/01/2031	790,000	886,008
North Carolina Capital Facilities Finance Agency, Educational Facilities Refunding Rev. (High Point University), 4%, 5/01/2032	790,000	805,843
North Carolina Housing Finance Agency, Home Ownership Rev., “44”, 4%, 7/01/2050	1,180,000	1,197,492
North Carolina Housing Finance Agency, Home Ownership Rev., “46-A”, GNMA, 3%, 7/01/2051	11,120,000	10,865,365
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2029	220,000	206,120
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2036	1,070,000	905,280
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2041	370,000	296,841
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2051	4,170,000	3,057,770

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - continued
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2036	$465,000	$395,007
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2042	175,000	137,984
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	135,000	136,881
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	205,000	205,673
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	225,000	224,121
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2040	720,000	739,017
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2045	690,000	701,127
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2050	445,000	449,757
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligated Group), “A”, 4%, 11/01/2052	2,465,000	2,360,672
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (Plantation Village, Inc.), “A”, 4%, 1/01/2052	1,370,000	1,161,727
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (United Church Homes and Services), “C”, 5%, 9/01/2041 (Prerefunded 9/01/2023)	295,000	314,540
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037 (Prerefunded 9/01/2024)	80,000	84,781
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “C”, 5%, 9/01/2046 (Prerefunded 9/01/2023)	1,065,000	1,135,542
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2042	480,000	487,654
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	940,000	950,532
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2051	1,920,000	1,938,164
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2054	770,000	776,657
North Carolina Turnpike Authority, Triangle Expressway System Rev., AGM, 5%, 1/01/2031	1,260,000	1,366,717
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Refunding Rev., AGM, 5%, 1/01/2036	9,165,000	10,101,608
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., AGM, 5%, 1/01/2049	1,400,000	1,529,348
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2027	1,105,000	1,211,105
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2028	1,475,000	1,628,481
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2029	1,175,000	1,304,977
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2030	985,000	1,098,057
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2031	1,065,000	1,177,755
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2032	790,000	867,570
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2033	790,000	864,463
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2027	1,190,000	1,276,323
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2031	985,000	1,023,109
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2033	1,085,000	1,116,467
University of North Carolina, Hospitals at Chapel Hill Rev., 5%, 2/01/2046	3,985,000	4,133,980
		$61,548,042
North Dakota - 0.8%
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “A”, 4%, 1/01/2051 (u)	$10,685,000	$10,845,566
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “A”, 3%, 1/01/2052	7,310,000	7,144,456
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “D”, 4.25%, 1/01/2049 (u)	4,590,000	4,681,404
North Dakota State Board of Higher Education, Housing and Auxiliary Facilities Rev. (University of North Dakota), “A”, AGM, 4%, 4/01/2039	1,845,000	1,872,337
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2034	3,065,000	3,210,644
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2038	2,850,000	2,948,370
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2048	160,000	162,108
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2053	1,170,000	1,181,299
		$32,046,184

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - 3.1%
Akron, Bath, & Copley, OH, Joint Township Hospital District, Hospital Improvement Rev. (Children's Hospital Medical Center of Akron), 5%, 11/15/2038	$2,365,000	$2,391,687
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2034	710,000	761,565
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2035	355,000	379,829
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	1,105,000	1,180,420
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2039	355,000	343,816
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	17,420,000	16,403,179
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, Capital Appreciation, 2020B-3, “2”, 0%, 6/01/2057	49,275,000	6,322,101
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 4.75%, 2/15/2047	3,200,000	3,061,713
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.5%, 2/15/2057	8,060,000	8,317,587
Cuyahoga County, OH, Port Authority Tax Increment Financing Rev. (Flats East Bank Project), “A”, 4%, 12/01/2055 (n)	665,000	525,950
Cuyahoga County, OH, Port Authority Tax Increment Financing Rev. (Flats East Bank Project), “B”, 4.5%, 12/01/2055 (n)	380,000	314,662
Cuyahoga, OH, Metropolitan Housing Authority General Rev. (2045 Initiative Project), 2%, 12/01/2031	2,305,000	1,999,786
Franklin County, OH, Hospital Facilities Rev. (OhioHealth Corp.), “A”, 4%, 5/15/2047	3,260,000	3,141,041
Lancaster, PA, Port Authority Gas Supply Rev., “A”, 5%, 8/01/2049 (Put Date 2/01/2025)	4,130,000	4,331,624
Lucas County, OH, Hospital Rev. (Promedica Healthcare), “A”, 5.25%, 11/15/2048	385,000	368,525
Miami County, OH, Hospital Facilities Rev. (Kettering Health), “A”, 5%, 8/01/2049	7,745,000	8,068,600
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2041	2,470,000	2,322,690
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2047	1,370,000	1,270,160
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), “A”, 5%, 11/15/2034	790,000	850,360
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), “A”, 4%, 11/15/2038	1,775,000	1,597,975
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), “A”, 4%, 11/15/2045	850,000	718,259
Northeast Ohio Medical University, General Receipts, “A”, 4%, 12/01/2035	115,000	112,439
Northeast Ohio Medical University, General Receipts, “A”, 4%, 12/01/2045	85,000	77,977
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “A”, 4.25%, 11/01/2039 (Put Date 6/01/2027)	2,615,000	2,647,256
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “B”, 4%, 9/01/2030 (Put Date 6/01/2027)	3,090,000	3,121,462
Ohio Air Quality Development Authority Rev. (American Electric Power Co.), “B”, 2.6%, 6/01/2041 (Put Date 10/01/2029)	3,630,000	3,296,202
Ohio Air Quality Development Authority Rev. (American Electric Power Co.), “C”, 2.1%, 12/01/2027 (Put Date 10/01/2024)	6,610,000	6,412,485
Ohio Air Quality Development Authority Rev. (American Electric Power Co.), “C”, 2.1%, 4/01/2028 (Put Date 10/01/2024)	3,090,000	2,997,667
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028 (n)	5,930,000	6,019,250
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.25%, 1/15/2038 (n)	250,000	234,544
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.5%, 1/15/2048 (n)	330,000	307,249
Ohio Higher Educational Facility Commission Rev. (Franciscan University of Steubenville), 5%, 11/01/2041	2,360,000	2,438,941
Ohio Higher Educational Facility Rev. (Cleveland Institute of Music 2022 Project), 5.125%, 12/01/2042	1,135,000	1,112,000
Ohio Higher Educational Facility Rev. (Cleveland Institute of Music 2022 Project), 5.375%, 12/01/2052	1,160,000	1,147,203
Ohio Higher Educational Facility Rev. (Kenyon College 2020 Project), 5%, 7/01/2035	890,000	954,842
Ohio Higher Educational Facility Rev. (Kenyon College 2020 Project), 5%, 7/01/2038	850,000	906,402
Ohio Higher Educational Facility Rev. (Kenyon College 2020 Project), 5%, 7/01/2039	895,000	952,638
Ohio Higher Educational Facility Rev. (Kenyon College 2020 Project), 5%, 7/01/2042	1,535,000	1,624,213
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.5%, 9/01/2048 (u)	3,295,000	3,381,589
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.5%, 9/01/2049 (u)	6,725,000	6,907,157
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2034	685,000	729,251
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2036	500,000	469,389
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2038	490,000	456,800
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2040	465,000	431,019
Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/2038 (u)	3,355,000	3,413,540
Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/2043 (u)	8,150,000	8,274,638
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), AGM, 5%, 12/31/2035	6,090,000	6,375,240
		$129,472,922
Oklahoma - 0.4%
Catoosa, OK, Industrial Authority Sales Tax Rev., 4%, 10/01/2028	$125,000	$120,820
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/2045	1,860,000	1,895,871
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	1,180,000	1,088,811

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oklahoma - continued
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2029	$120,000	$118,105
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2033	640,000	612,609
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2038	895,000	832,155
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2043	315,000	289,572
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2048	900,000	810,159
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.5%, 8/15/2052	7,770,000	7,252,266
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.5%, 8/15/2057	1,285,000	1,165,556
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), “A”, 4.75%, 9/01/2048	1,370,000	1,416,072
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/2045 (Prerefunded 6/01/2024)	595,000	624,785
		$16,226,781
Oregon - 1.0%
Clackamas County, OR, Hospital Facility Authority Senior Living Rev. (Rose Villa Project), “B-2”, 2.75%, 11/15/2025 (n)	$750,000	$729,043
Medford, OR, Hospital Facilities Authority Rev. (Asante Projects), “A”, 5%, 8/15/2045	1,685,000	1,761,602
Medford, OR, Hospital Facilities Authority Rev. (Asante Projects), “A”, 4%, 8/15/2050	1,190,000	1,112,674
Medford, OR, Hospital Facilities Authority Rev. (Asante Projects), “A”, 5%, 8/15/2050	1,125,000	1,170,180
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B”, 1.2%, 6/01/2028	630,000	544,073
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B-2”, 0.95%, 6/01/2027	1,610,000	1,423,044
Multnomah County, OR, Hospital Facilities Authority Refunding Rev., Taxable (Terwilliger Plaza - Parkview Project), “C”, 1.25%, 6/01/2026	775,000	717,328
Oregon Facilities Authority Rev. (Legacy Health Project), “A”, 5%, 6/01/2046	7,945,000	8,195,910
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2040	590,000	620,492
Oregon Health & Sciences University Rev., “B”, 5%, 7/01/2034	5,900,000	6,345,477
Oregon Housing & Community Services Department Mortgage Rev. (Single-Family Mortgage Program), “D”, 4.75%, 1/01/2050 (u)	5,725,000	5,896,153
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2042	1,055,000	1,096,278
Washington Clackamas & Yamhill Counties, OR, Sherwood School District No. 88J, General Obligation, “B”, 5%, 6/15/2030	3,150,000	3,516,665
Washington Clackamas & Yamhill Counties, OR, Sherwood School District No. 88J, General Obligation, “B”, 5%, 6/15/2033	1,380,000	1,515,682
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “A”, 5%, 11/15/2036	575,000	526,343
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “A”, 5%, 11/15/2046	880,000	751,024
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “A”, 5%, 11/15/2051	415,000	347,046
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “A”, 5%, 11/15/2056	2,480,000	2,037,693
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “B-1”, 2.5%, 11/15/2028	700,000	626,159
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “B-2”, 2.125%, 11/15/2027	280,000	251,234
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “B-3”, 1.75%, 11/15/2026	555,000	514,105
		$39,698,205
Pennsylvania - 6.9%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$5,185,000	$4,904,261
Allentown, PA, City School District Rev., “C”, BAM, 4%, 2/01/2035	905,000	934,021
Allentown, PA, City School District Rev., “C”, BAM, 4%, 2/01/2036	870,000	889,728
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2042	775,000	810,573
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2028 (n)	250,000	256,958
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2033 (n)	135,000	137,019
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2042 (n)	330,000	329,995
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5.25%, 5/01/2042 (n)	800,000	802,985
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2027 (n)	1,575,000	1,623,061
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2035	395,000	402,645
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2036	850,000	865,741
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2037	395,000	397,649
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2038	395,000	398,886
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2041	1,970,000	1,975,369
Beaver County, PA, Aliquippa Water & Sewer Rev., BAM, 4%, 11/15/2051	1,180,000	1,172,265
Beaver County, PA, Aliquippa Water & Sewer Rev., BAM, 4%, 11/15/2055	1,255,000	1,237,411

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Beaver County, PA, Economic Development Authority Rev., BAM, 4%, 11/15/2035	$1,795,000	$1,846,353
Beaver County, PA, Economic Development Authority Rev., BAM, 4%, 11/15/2036	675,000	688,651
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2028	885,000	884,463
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2029	3,115,000	3,109,113
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2030	1,595,000	1,603,844
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2037	740,000	699,766
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2047	1,150,000	1,021,808
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), “A”, 5%, 11/01/2044	6,035,000	5,442,337
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “B”, 5%, 2/01/2040 (Put Date 2/01/2030)	3,305,000	3,154,594
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “B-2”, 5%, 2/01/2040 (Put Date 2/01/2027)	7,775,000	7,631,980
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	435,000	471,832
Berks County, PA, Reading School District, BAM, 4%, 4/01/2044	745,000	748,196
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2044	705,000	655,071
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2050	3,530,000	3,213,512
Cambria County, PA, General Obligation, “B”, AGM, 4%, 8/01/2032	180,000	186,116
Cambria County, PA, General Obligation, “B”, AGM, 4%, 8/01/2033	215,000	221,421
Cambria County, PA, General Obligation, “B”, AGM, 4%, 8/01/2034	265,000	272,247
Cambria County, PA, General Obligation, “B”, AGM, 4%, 8/01/2035	260,000	266,147
Cambria County, PA, General Obligation, “B”, AGM, 4%, 8/01/2036	135,000	137,228
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 5%, 12/01/2051	1,555,000	1,390,387
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 4.75%, 12/15/2037	880,000	880,542
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2047	420,000	422,002
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2051	510,000	511,267
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	1,160,000	1,254,315
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	995,000	1,072,312
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	500,000	537,600
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2023	370,000	373,275
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 4%, 1/01/2033 (Prerefunded 1/01/2025)	245,000	255,855
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 4%, 1/01/2033 (Prerefunded 1/01/2025)	840,000	877,217
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 4%, 1/01/2033	615,000	609,280
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2038 (Prerefunded 1/01/2025)	25,000	26,723
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2038 (Prerefunded 1/01/2025)	115,000	122,925
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2038	140,000	142,919
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), ETM, 5%, 1/01/2023	95,000	96,599
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), ETM, 5%, 1/01/2023	260,000	264,377
Cumberland County, PA, Municipal Authority Rev. (Penn State Health), 4%, 11/01/2049	3,355,000	3,136,432
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2048	400,000	382,111
Delaware County, PA, Chichester School General Obligation, AGM, 4%, 9/15/2030	670,000	708,049
Delaware County, PA, Chichester School General Obligation, AGM, 4%, 9/15/2031	395,000	416,112
Delaware County, PA, Chichester School General Obligation, AGM, 4%, 9/15/2032	395,000	412,816
Delaware County, PA, Upper Darby School District, General Obligation, “A”, BAM, 4%, 4/01/2046	475,000	475,763
Delaware County, PA, Upper Darby School District, General Obligation, “A”, BAM, 4%, 4/01/2051	1,845,000	1,832,657
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 1.809% (67% of LIBOR - 3mo. + 0.75%), 6/01/2037	5,755,000	5,211,045
Doylestown, PA, Hospital Rev., “A”, 4%, 7/01/2045	465,000	364,078
Doylestown, PA, Hospital Rev., “A”, 5%, 7/01/2049	465,000	430,109
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2030 (Prerefunded 7/01/2025)	290,000	313,285
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2035 (Prerefunded 7/01/2025)	370,000	399,708
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2039 (Prerefunded 7/01/2024)	385,000	406,834

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046 (Prerefunded 7/01/2024)	$210,000	$221,909
Erie, PA, City School District General Obligation, “A”, AGM, 5%, 4/01/2034	645,000	713,614
Lehigh County, PA, Hospital Authority Rev. (Lehigh Valley Health Network), “A”, 4%, 7/01/2049	6,255,000	5,859,767
Lehigh County, PA, Water & Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2036	9,515,000	5,171,752
Lehigh County, PA, Water & Sewer Authority Rev., “A”, 5%, 12/01/2043	3,500,000	3,638,210
Lehigh County, PA, Water & Sewer Authority Rev., “A”, 5%, 12/01/2043 (Prerefunded 12/01/2023)	4,065,000	4,245,148
Luzerne County, PA, “A”, AGM, 5%, 12/15/2023	535,000	557,542
Luzerne County, PA, “A”, AGM, 5%, 12/15/2024	545,000	577,026
Luzerne County, PA, “A”, AGM, 5%, 12/15/2026	500,000	547,323
Luzerne County, PA, “A”, AGM, 5%, 12/15/2029	1,235,000	1,376,733
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 5%, 4/15/2059	740,000	803,199
Lycoming County, PA, College Rev. (Pennsylvania College of Technology), “A”, BAM, 5%, 7/01/2030	1,575,000	1,781,070
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2044	1,550,000	1,469,344
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2049	1,480,000	1,379,456
Montgomery County, PA, Higher Education & Health Authority Rev., Taxable (Thomas Jefferson University), 4%, 9/01/2051	2,980,000	2,772,725
Montgomery County, PA, Industrial Development Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “C”, 5%, 11/15/2045	1,090,000	1,136,055
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	1,880,000	1,883,233
Montour County, PA, Geisinger Authority Health System Rev., “A”, 4%, 4/01/2039	2,615,000	2,577,694
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2032	355,000	368,250
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2033	475,000	491,169
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2044	1,035,000	1,044,536
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2049	630,000	632,761
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2026	875,000	900,156
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2027	600,000	616,443
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2028	630,000	644,395
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2031	170,000	170,601
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 2.15%, 7/01/2041 (Put Date 7/01/2024)	6,295,000	6,136,620
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 0.58%, 8/01/2037 (Put Date 8/01/2024)	1,590,000	1,482,279
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2030	200,000	216,556
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 2.625%, 6/01/2042	1,100,000	922,252
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., Tax-Exempt, “A”, 4.5%, 6/01/2043	860,000	867,539
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), “A”, 5%, 3/01/2038	790,000	847,142
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), “A”, 5%, 3/01/2039	200,000	214,128
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services, Inc. Housing Project), 5%, 10/01/2044 (Prerefunded 10/01/2022)	3,080,000	3,106,887
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 4.75%, 4/01/2033 (u)	4,470,000	4,597,522
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135A”, 3%, 10/01/2051	7,465,000	7,361,617
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2028	1,850,000	2,041,191
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2029	1,890,000	2,103,715
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2029	1,900,000	2,123,324
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2030	1,905,000	2,129,510
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2030	1,105,000	1,239,225
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “134A”, 3%, 10/01/2049	11,070,000	10,925,065
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 5%, 6/15/2030	480,000	542,619
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 4%, 6/15/2031	720,000	759,988
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 4%, 6/15/2032	475,000	497,814
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 4%, 6/15/2033	505,000	525,486

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 4%, 6/15/2034	$510,000	$529,450
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2030	1,575,000	1,719,620
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2032	6,150,000	6,688,081
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	17,505,000	19,006,348
Pennsylvania Turnpike Commission Rev., “A”, 5%, 12/01/2044	1,750,000	1,877,538
Philadelphia, PA, “B”, 5%, 2/01/2032	4,130,000	4,586,868
Philadelphia, PA, “B”, 5%, 2/01/2035	3,030,000	3,339,227
Philadelphia, PA, Airport Refunding Rev., “B”, 5%, 7/01/2047	3,935,000	4,047,055
Philadelphia, PA, Airport Rev., “B”, 5%, 7/01/2033	3,315,000	3,491,953
Philadelphia, PA, Airport Rev., “B”, 5%, 7/01/2034	200,000	209,902
Philadelphia, PA, Airport Rev., “B”, 5%, 7/01/2042	8,790,000	9,088,268
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.625%, 8/01/2036	250,000	255,867
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.75%, 8/01/2046	815,000	827,643
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.375%, 8/01/2051	1,205,000	1,231,792
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	930,000	952,837
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 6.75%, 6/15/2033	150,000	154,613
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/2043	355,000	365,497
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2035	820,000	861,133
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2042	8,505,000	8,855,929
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2037	1,640,000	1,737,071
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2058	6,530,000	6,799,349
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.25%, 12/01/2047 (n)	350,000	326,313
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.5%, 12/01/2058 (n)	400,000	372,742
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2037	445,000	408,416
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2042	1,530,000	1,356,467
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	1,330,000	1,132,875
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), “15”, 5%, 8/01/2042	7,140,000	7,481,970
Philadelphia, PA, Gas Works Rev., “14”, AGM, 5%, 10/01/2033	2,290,000	2,498,775
Philadelphia, PA, Hospitals and Higher Education Facilities Authority Rev. (Temple University Health System Obligated Group), AGM, 5%, 7/01/2035	1,375,000	1,494,567
Philadelphia, PA, Hospitals and Higher Education Facilities Authority Rev. (Temple University Health System Obligated Group), AGM, 5%, 7/01/2036	1,965,000	2,131,669
Philadelphia, PA, Hospitals and Higher Education Facilities Authority Rev. (Temple University Health System Obligated Group), AGM, 5%, 7/01/2037	2,030,000	2,196,422
Philadelphia, PA, Redevelopment Authority Refunding Rev. (Neighborhood Transformation Initiative), BAM, 5%, 4/15/2024	1,495,000	1,506,410
Philadelphia, PA, School District General Obligation, “F”, 5%, 9/01/2038	205,000	214,755
Philadelphia, PA, School District, “A”, 5%, 9/01/2033	245,000	265,883
Philadelphia, PA, School District, “A”, 5%, 9/01/2035	915,000	981,847
Philadelphia, PA, School District, “A”, 4%, 9/01/2036	1,235,000	1,249,610
Philadelphia, PA, School District, “A”, 5%, 9/01/2036	305,000	326,653
Philadelphia, PA, School District, “A”, 4%, 9/01/2037	980,000	989,295
Philadelphia, PA, School District, “A”, 5%, 9/01/2037	305,000	325,830
Philadelphia, PA, School District, “A”, 4%, 9/01/2038	1,400,000	1,411,175
Philadelphia, PA, School District, “A”, 5%, 9/01/2038	305,000	324,724
Philadelphia, PA, School District, “A”, 4%, 9/01/2039	790,000	794,448
Philadelphia, PA, School District, “B”, 5%, 9/01/2043	915,000	963,837
Philadelphia, PA, School District, “F”, 5%, 9/01/2037	805,000	844,253
Philadelphia, PA, Water & Wastewater Refunding Rev., “A”, 5%, 11/01/2045	5,115,000	5,572,502

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 5%, 9/01/2032	$590,000	$677,640
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 5%, 9/01/2033	445,000	514,190
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 4%, 9/01/2035	225,000	232,279
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 5%, 9/01/2044	1,475,000	1,629,770
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2044	1,510,000	1,517,577
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2046	2,320,000	2,327,483
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2048	1,585,000	1,588,512
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 4%, 7/01/2023	30,000	29,977
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	65,000	64,206
Washington County, PA, Trinity Area School District, AGM, 4%, 11/01/2041	470,000	473,497
Washington County, PA, Trinity Area School District, AGM, 4%, 11/01/2043	500,000	501,336
Washington County, PA, Trinity Area School District, AGM, 4%, 11/01/2046	850,000	842,935
Washington County, PA, Trinity Area School District, AGM, 4%, 11/01/2051	1,190,000	1,156,388
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2030	350,000	354,646
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2035	345,000	348,044
		$286,996,389
Puerto Rico - 2.8%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “A”, NPFG, 4.75%, 7/01/2038	$4,610,000	$4,619,118
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	3,940,000	3,965,668
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NPFG, 5%, 7/01/2029	290,000	290,625
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “M”, AGM, 5%, 7/01/2032	520,000	523,446
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2030	4,210,000	4,250,099
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	1,560,000	1,575,599
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, “A”, NPFG, 5%, 7/01/2038	450,000	450,970
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	487,632	446,284
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	1,878,095	1,054,898
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.25%, 7/01/2023	811,170	825,869
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	1,625,722	1,687,961
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	1,611,004	1,713,730
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	1,584,778	1,701,668
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	3,538,937	3,864,748
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	1,459,691	1,337,415
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	1,312,019	1,174,995
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	1,126,601	996,744
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	1,531,429	1,324,690
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	1,592,259	1,335,893
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	335,000	283,913
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	3,140,000	2,661,150
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2023 (a)(d)	5,075,000	4,313,750
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	7,990,000	6,771,525
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	1,210,000	1,025,475
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	670,000	567,825
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	320,000	271,200
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	3,005,000	2,546,737
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	350,000	353,535
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	1,510,000	1,525,253
Puerto Rico Electric Power Authority Rev., “NN”, NPFG, 5.25%, 7/01/2022	1,185,000	1,185,000
Puerto Rico Electric Power Authority Rev., “NN”, NPFG, 4.75%, 7/01/2033	180,000	180,356
Puerto Rico Electric Power Authority Rev., “PP”, NPFG, 5%, 7/01/2022	715,000	715,000
Puerto Rico Electric Power Authority Rev., “PP”, NPFG, 5%, 7/01/2024	130,000	130,280
Puerto Rico Electric Power Authority Rev., “PP”, NPFG, 5%, 7/01/2025	170,000	170,367
Puerto Rico Electric Power Authority Rev., “RR”, AGM, 5%, 7/01/2028	90,000	91,531
Puerto Rico Electric Power Authority Rev., “RR”, NPFG, 5%, 7/01/2022	440,000	440,000
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	185,000	187,085
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	1,540,000	1,305,150
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	1,345,000	1,139,887

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	$275,000	$233,063
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	4,105,000	3,478,987
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2024	765,000	766,650
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2026	30,000	30,065
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2022	285,000	285,000
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	1,090,000	1,101,033
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2025	225,000	229,574
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2026	665,000	680,221
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2029	1,805,000	1,839,089
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	2,430,000	2,449,964
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	370,000	374,321
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	285,000	242,606
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	645,000	546,638
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	1,930,000	1,635,675
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	2,150,000	1,822,125
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	755,000	639,862
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	2,320,000	1,966,200
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	1,875,000	1,502,347
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	2,065,000	2,098,894
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	150,000	151,954
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.5%, 7/01/2034	311,000	312,333
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	766,000	737,852
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	1,988,000	1,910,100
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	10,649,000	10,467,750
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	5,124,000	4,811,795
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	104,000	97,056
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	1,435,000	1,370,667
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	86,000	79,959
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	1,223,000	1,012,274
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	231,000	174,085
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	11,027,000	7,467,501
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	10,791,000	6,489,621
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	7,706,000	2,072,455
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	280,000	280,604
		$118,363,759
Rhode Island - 0.5%
Providence, RI, “A”, 5%, 1/15/2025 (Prerefunded 1/15/2023)	$1,060,000	$1,079,540
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), “B”, 5%, 11/01/2028	280,000	312,382
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), “B”, 5%, 11/01/2029	295,000	331,108
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), “B”, 5%, 11/01/2030	300,000	339,192
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), “B”, 5%, 11/01/2031	315,000	358,649
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), “B”, 5%, 11/01/2032	335,000	380,423
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), “B”, 5%, 11/01/2033	350,000	395,421
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), “B”, 5%, 11/01/2034	365,000	411,357
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), “B”, 5%, 11/01/2035	395,000	444,212
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), “B”, 5%, 11/01/2036	415,000	465,730
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), “B”, 4%, 11/01/2037	525,000	514,568

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Rhode Island - continued
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), “B”, 4%, 11/01/2038	$555,000	$541,279
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), “B”, 4%, 11/01/2039	675,000	655,364
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), “B”, 4%, 11/01/2040	710,000	685,859
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), “B”, 4%, 11/01/2041	140,000	134,604
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2028	690,000	764,936
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2029	555,000	620,229
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2030	515,000	578,201
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 2.25%, 12/01/2039	1,955,000	1,754,048
Rhode Island Student Loan Authority, Education Loan Rev., Federally Taxable, “1”, 4.125%, 12/01/2041	5,150,000	5,015,329
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2022	555,000	562,120
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	910,000	904,777
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 3.625%, 12/01/2037	2,910,000	2,781,344
		$20,030,672
South Carolina - 1.7%
Lexington County, SC, Health Services District, Inc., Hospital Refunding Rev., 5%, 11/01/2028	$515,000	$559,781
North Charleston, SC, Limited Obligation Bond (Hospitality Fee Pledge), “A”, 5%, 10/01/2040	3,055,000	3,224,169
Rock Hill, SC, Combined Utility System Rev., “A”, 4%, 1/01/2049	3,425,000	3,251,826
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2036 (n)	380,000	329,775
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2046 (n)	420,000	331,562
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2044	4,840,000	4,667,034
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5.25%, 7/01/2047	6,630,000	6,851,573
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), “A”, 5%, 5/01/2048	5,260,000	5,436,401
South Carolina Jobs & Economic Development Authority, Hospital Rev. (St. Joseph's/Candler Health System, Inc.), “C”, 5%, 7/01/2032	3,935,000	4,227,523
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2047	1,245,000	1,130,063
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2052	955,000	853,430
South Carolina Ports Authority Rev., 5.25%, 7/01/2050 (Prerefunded 7/01/2025)	2,420,000	2,613,479
South Carolina Ports Authority Rev., “B”, 4%, 7/01/2035	2,680,000	2,680,229
South Carolina Ports Authority Rev., “B”, 4%, 7/01/2037	4,165,000	4,124,919
South Carolina Ports Authority Rev., “B”, 4%, 7/01/2039	4,120,000	4,045,981
South Carolina Ports Authority Rev., “B”, 5%, 7/01/2044	6,295,000	6,636,770
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.641%, 12/01/2026	6,285,000	5,848,424
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.771%, 12/01/2027	2,910,000	2,668,459
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.923%, 12/01/2028	2,165,000	1,961,111
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.993%, 12/01/2029	1,420,000	1,267,158
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 3.043%, 12/01/2030	455,000	400,354
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 3.593%, 12/01/2039	3,265,000	2,734,027
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 5%, 4/15/2048	3,635,000	3,756,066
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 4%, 4/15/2045	850,000	810,930
		$70,411,044
South Dakota - 0.4%
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., “B”, 5%, 6/01/2024 (Prerefunded 6/01/2023)	$790,000	$813,469
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., “B”, 5%, 6/01/2025 (Prerefunded 6/01/2023)	790,000	813,469
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., “B”, 5%, 6/01/2026 (Prerefunded 6/01/2023)	1,105,000	1,137,828
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., Taxable, 0.961%, 6/01/2024	1,570,000	1,492,847
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., Taxable , 1.245%, 6/01/2025	2,755,000	2,555,268

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
South Dakota - continued
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., Taxable , 1.495%, 6/01/2026	$1,970,000	$1,782,110
South Dakota Housing Development Authority, Homeownership Mortgage, “B”, 4.5%, 11/01/2048 (u)	6,025,000	6,187,068
		$14,782,059
Tennessee - 2.3%
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/2045 (Prerefunded 1/01/2023)	$7,715,000	$7,846,626
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	260,000	264,288
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/2042	5,505,000	5,681,600
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2030	625,000	657,385
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	2,210,000	2,293,087
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	5,705,000	6,024,908
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2040	7,445,000	7,643,101
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2031	200,000	220,930
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2032	910,000	997,601
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2033	1,380,000	1,503,479
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2034	2,910,000	3,151,135
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2035	3,055,000	3,288,887
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2036	3,205,000	3,436,633
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2037	3,370,000	3,604,882
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2038	3,535,000	3,772,026
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2039	3,710,000	3,950,773
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2040	1,540,000	1,636,301
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “A”, 5%, 7/01/2035	2,115,000	2,237,922
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev., Refunding & Improvement (Trevecca Nazarene University Project), 5%, 10/01/2034	135,000	137,901
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5%, 7/01/2035	1,340,000	1,440,480
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5%, 7/01/2054	7,865,000	8,169,568
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2032	445,000	297,828
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2033	630,000	400,170
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2034	380,000	229,033
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2035	490,000	280,021
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2036	475,000	257,138
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2037	570,000	291,313
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2038	475,000	228,971
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2023	1,880,000	1,929,055
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	2,210,000	2,347,597
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 7/01/2028	1,580,000	1,760,328
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 1/01/2029	850,000	946,730
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 7/01/2029	1,480,000	1,655,749
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 1/01/2030	1,720,000	1,925,745
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 7/01/2030	1,745,000	1,960,199
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 1/01/2031	825,000	923,523
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 7/01/2031	1,855,000	2,082,401
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 3.75%, 7/01/2039	740,000	734,391
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 4%, 1/01/2043	1,175,000	1,191,377
Tennessee Housing Development Agency, Residential Finance Program Rev., “2-C”, 4%, 1/01/2045	320,000	324,375
Tennessee Housing Development Agency, Residential Finance Program Rev., “3”, 4.25%, 7/01/2049	1,415,000	1,443,441
Tennessee Housing Development Agency, Residential Finance Program Rev., “4”, 4.5%, 7/01/2049 (u)	6,095,000	6,254,851
		$95,423,749

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - 4.8%
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), 5%, 8/15/2057	$4,400,000	$4,805,161
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2028	515,000	580,055
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2029	475,000	540,690
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2030	670,000	757,765
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2031	500,000	564,208
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2032	495,000	557,066
Arlington, TX, Senior Lien Special Tax Rev., “A”, AGM, 5%, 2/15/2037	945,000	1,036,972
Arlington, TX, Senior Lien Special Tax Rev., “A”, AGM, 5%, 2/15/2038	775,000	848,583
Arlington, TX, Senior Lien Special Tax Rev., “A”, AGM, 5%, 2/15/2043	4,015,000	4,278,843
Austin, TX, Airport System Rev., 5%, 11/15/2052	1,315,000	1,383,450
Austin, TX, Airport System Rev., “B”, 5%, 11/15/2041	845,000	881,726
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2029	565,000	588,159
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2031	830,000	857,571
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2034	160,000	155,753
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2026	390,000	395,303
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2028	250,000	252,114
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2030	365,000	364,287
Austin, TX, Water & Wastewater System Rev., 5%, 11/15/2027 (Prerefunded 11/15/2022)	355,000	359,572
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 2.35%, 4/01/2040	95,000	94,852
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 3%, 4/01/2040	710,000	548,535
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., Taxable, “1A”, 3.414%, 4/01/2040	205,000	205,401
College of the Mainland, TX, General Obligation, 4%, 8/15/2044	1,765,000	1,765,088
Conroe, TX, Local Government Corp., First Lien Hotel Rev. (Convention Center Hotel), “A”, 2.5%, 10/01/2031	340,000	282,206
Conroe, TX, Local Government Corp., First Lien Hotel Rev. (Convention Center Hotel), “A”, 4%, 10/01/2050	720,000	594,166
Conroe, TX, Local Government Corp., Second Lien Hotel Rev. (Convention Center Hotel), “B”, 3.5%, 10/01/2031 (n)	355,000	297,688
Conroe, TX, Local Government Corp., Second Lien Hotel Rev. (Convention Center Hotel), “B”, 5%, 10/01/2050 (n)	535,000	445,841
Conroe, TX, Local Government Corp., Third Lien Hotel Rev. (Convention Center Hotel), “C”, 4%, 10/01/2041	230,000	232,735
Conroe, TX, Local Government Corp., Third Lien Hotel Rev. (Convention Center Hotel), “C”, 4%, 10/01/2046	265,000	261,530
Conroe, TX, Local Government Corp., Third Lien Hotel Rev. (Convention Center Hotel), “C”, 4%, 10/01/2050	190,000	186,048
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 5%, 3/01/2029	200,000	227,088
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 5%, 3/01/2030	160,000	183,430
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 5%, 3/01/2031	260,000	300,612
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 4%, 3/01/2032	260,000	276,590
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 4%, 3/01/2033	235,000	248,080
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 4%, 3/01/2034	225,000	235,435
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 4%, 3/01/2035	200,000	207,580
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 4%, 3/01/2036	230,000	236,866
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 4%, 3/01/2038	390,000	395,101
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2022	315,000	316,724
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2023	670,000	688,076
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2025	340,000	357,669
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2026	515,000	547,459
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2027	790,000	843,223
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2028	850,000	905,887
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2029	555,000	591,667
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2030	630,000	672,693
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2031	870,000	922,324
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2031	160,000	169,483
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2032	180,000	189,022
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2033	205,000	213,421
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2034	320,000	329,801
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2035	410,000	418,430
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2036	270,000	272,964
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2038	465,000	458,466
Greater Texas Cultural Education Facilities Finance Corp. Lease Rev. (Epicenter Multipurpose Facilities Project), “A”, 5%, 3/01/2031	395,000	454,744
Greater Texas Cultural Education Facilities Finance Corp. Lease Rev. (Epicenter Multipurpose Facilities Project), “A”, 5%, 3/01/2032	590,000	675,881

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Greater Texas Cultural Education Facilities Finance Corp. Lease Rev. (Epicenter Multipurpose Facilities Project), “A”, 5%, 3/01/2033	$630,000	$718,881
Harlandale, TX, Independent School District, Variable Rate Maintenance Tax, BAM, 2%, 8/15/2040 (Put Date 8/15/2024)	3,390,000	3,368,354
Harlingen, TX, Economic Development Corp., Sales Tax Refunding Rev., “A”, BAM, 4%, 2/15/2030	925,000	964,019
Harlingen, TX, Economic Development Corp., Sales Tax Refunding Rev., “A”, BAM, 4%, 2/15/2031	1,200,000	1,242,706
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	7,825,000	7,469,361
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 4%, 10/01/2035	1,240,000	1,247,328
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 4%, 10/01/2036	2,195,000	2,204,263
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 4%, 10/01/2037	2,970,000	2,977,927
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 4%, 10/01/2038	2,480,000	2,481,338
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2032	180,000	185,523
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2033	430,000	442,731
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	710,000	278,884
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	1,770,000	524,536
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	1,035,000	1,036,492
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	100,000	100,163
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), “A”, 5%, 7/01/2027	525,000	532,446
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/2030	2,175,000	2,175,651
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2027	715,000	725,017
Houston, TX, Higher Education Finance Corp. University Rev. (Houston Baptist University Project), 3.375%, 10/01/2037	190,000	164,951
Houston, TX, Higher Education Finance Corp. University Rev. (Houston Baptist University Project), 4%, 10/01/2051	630,000	522,185
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2044	1,235,000	1,267,779
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2035	120,000	127,499
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2037	170,000	179,493
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2038	190,000	199,603
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2043	345,000	358,535
Lubbock, TX, Electric Light and Power System Rev., 5%, 4/15/2032	1,180,000	1,328,776
Lubbock, TX, Electric Light and Power System Rev., 5%, 4/15/2033	1,400,000	1,568,825
Lubbock, TX, Electric Light and Power System Rev., 4%, 4/15/2034	1,360,000	1,387,176
Matagorda County, TX, Navigation District 1, Pollution Control Refunding Rev. (Central Power & Light Co. Project), 0.9%, 5/01/2030 (Put Date 9/01/2023)	2,080,000	2,045,261
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2038	390,000	410,894
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2048	1,255,000	1,307,745
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2058	1,400,000	1,453,167
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2032 (w)	420,000	372,000
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2037 (w)	570,000	473,860
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2042 (w)	900,000	709,165
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2047 (w)	1,475,000	1,108,178
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4.25%, 1/01/2057 (w)	3,155,000	2,257,637
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 5%, 1/01/2057 (w)	2,100,000	1,761,660
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2030 (Prerefunded 4/01/2025)	280,000	301,296
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2035 (Prerefunded 4/01/2025)	280,000	301,296
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2047 (Prerefunded 4/01/2025)	705,000	758,621
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Collegiate Housing Island Campus LLC - Texas A&M University - Corpus Christi Island Campus Project), “A”, 5%, 4/01/2029 (Prerefunded 4/01/2027)	185,000	206,093

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 5%, 4/01/2046	$1,250,000	$1,280,973
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), “A”, PSF, 4%, 6/15/2052	1,375,000	1,297,184
Port Arthur, TX, Tax and Rev., BAM, 5%, 2/15/2029	305,000	344,356
Port Arthur, TX, Tax and Rev., BAM, 5%, 2/15/2030	285,000	324,918
Port Arthur, TX, Tax and Rev., BAM, 5%, 2/15/2031	295,000	334,669
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2033	555,000	582,689
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2035	495,000	511,823
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2037	630,000	640,891
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2038	315,000	318,692
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2039	240,000	242,373
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2040	280,000	282,205
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2041	280,000	281,723
Port Beaumont, TX, Industrial Development Authority Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 4.1%, 1/01/2028 (n)	14,750,000	13,222,111
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	2,515,000	2,213,212
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3%, 1/01/2050 (n)	1,540,000	1,005,592
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	1,980,000	1,621,994
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. Taxable (Jefferson Gulf Coast Energy Project), “A”, 6%, 1/01/2025 (n)	7,415,000	7,473,775
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	3,445,000	3,547,498
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2029	335,000	369,248
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2030	410,000	448,214
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2031	335,000	364,499
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2032	335,000	362,254
San Antonio, TX, Electric & Gas Systems Rev., 5%, 2/01/2031	4,720,000	5,069,504
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2028	500,000	548,137
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2029	495,000	545,281
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2030	410,000	447,682
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2031	295,000	319,838
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2032	370,000	398,683
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2030	915,000	935,658
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	1,090,000	1,106,085
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2040	1,185,000	1,196,966
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Stayton at Museum Way), 5.75%, 12/01/2054 (a)(d)	7,357,772	5,812,991
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/2044	620,000	626,771
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 4%, 8/01/2031	180,000	188,473
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 4%, 8/01/2033	160,000	165,951
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 4%, 8/01/2034	200,000	206,821
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 4%, 8/01/2037	160,000	164,485
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 4%, 8/01/2038	135,000	137,607
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 4%, 8/01/2041	160,000	162,145
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, 4.75%, 1/01/2049 (u)	10,620,000	10,958,575
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, GNMA, 3.5%, 7/01/2052	5,900,000	5,842,924
Texas Department of Housing & Community Affairs, Single Family Mortgage Rev., “A”, 4.75%, 3/01/2049 (u)	2,700,000	2,786,548
Texas Department of Housing & Community Affairs, Single Family Mortgage Rev., “A”, 5.5%, 9/01/2052	4,720,000	5,122,458
Texas Department of Housing & Community Affairs, Single Family Mortgage Rev., “A”, GNMA, 3%, 3/01/2052	10,885,000	10,578,864
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev., 5%, 12/15/2030	785,000	836,275
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev., 5%, 12/15/2031	2,245,000	2,392,771
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev., 5%, 12/15/2032	650,000	692,745
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segment 3C Project), 5%, 6/30/2058	6,230,000	6,168,307

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$1,180,000	$1,219,773
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	940,000	967,337
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5%, 5/01/2028	790,000	842,623
Texas State University, Financing System Rev., “A”, 5%, 3/15/2032	3,935,000	4,296,215
Texas Transportation Commission, State Highway 249 System Rev., “A”, 5%, 8/01/2057	3,225,000	3,279,172
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2037	360,000	179,620
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2038	265,000	124,408
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2039	295,000	131,297
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2040	295,000	124,321
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2041	590,000	235,441
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2042	810,000	305,454
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2043	665,000	236,743
University of Texas, System Rev., “J”, 5%, 8/15/2028	3,935,000	4,338,347
		$201,471,588
U.S. Virgin Islands - 0.0%
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	$1,365,000	$1,400,247
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2025	285,000	291,195
		$1,691,442
Utah - 0.6%
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), “A”, 5%, 4/15/2039	$230,000	$249,224
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), “A”, 5%, 4/15/2044	205,000	220,217
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), “A”, 5%, 4/15/2049	1,450,000	1,550,135
Utah Charter School Finance Authority, Charter School Rev. (Syracuse Arts Academy Project), 5%, 4/15/2037	790,000	837,421
Utah Charter School Finance Authority, Charter School Rev. (Syracuse Arts Academy Project), 5%, 4/15/2042	2,750,000	2,892,093
Utah County, UT, Hospital Rev. (IHC Health Services, Inc.), “A”, 5%, 5/15/2043	3,935,000	4,308,583
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “G”, GNMA, 4.5%, 7/21/2049	726,096	736,632
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “H”, GNMA, 4.5%, 8/21/2049	443,767	450,206
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “I”, 2.5%, 8/21/2051	2,913,150	2,796,667
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “I”, GNMA, 4%, 9/21/2049	752,914	761,590
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “J”, GNMA, 2.5%, 9/21/2051	11,215,001	10,766,567
Utah Housing Corp., Tax-Exempt Mortgage-Backed Securities, “G”, GNMA, 3.5%, 2/21/2050	1,027,491	1,028,195
		$26,597,530
Vermont - 0.4%
Burlington, VT, Airport Rev., “A”, 4%, 7/01/2028	$1,590,000	$1,590,363
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.625%, 4/01/2036 (Put Date 4/03/2028) (n)	815,000	798,252
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.625%, 6/15/2029	215,000	214,770
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2029	395,000	418,648
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.75%, 6/15/2030	225,000	224,864
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2031	445,000	470,883
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4%, 6/15/2033	215,000	215,268
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4%, 6/15/2034	225,000	225,281
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3%, 6/15/2035	5,520,000	4,916,021
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.375%, 6/15/2036	3,020,000	2,925,355
Vermont Student Assistance Corp., Education Loan Rev., “A”, 2.375%, 6/15/2039	925,000	810,176
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4.375%, 6/15/2046	605,000	522,549
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4%, 6/15/2047	995,000	818,473
Vermont Student Assistance Corp., Education Loan Rev., Tax-Exempt, “A”, 4.375%, 6/15/2040	1,625,000	1,616,165
		$15,767,068

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - 0.8%
Amelia County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.45%, 4/01/2027	$685,000	$601,549
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.45%, 4/01/2027	320,000	281,016
Commonwealth of Virginia, University Health System General Rev., “A”, 4%, 7/01/2040	10,345,000	10,228,487
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043 (Prerefunded 3/01/2023)	1,655,000	1,714,280
Fairfax County, VA, Redevelopment and Housing Authority Rev. (Wedgewood Affordable Housing Acquisition), 5%, 10/01/2035	3,075,000	3,381,013
Fairfax County, VA, Redevelopment and Housing Authority Rev. (Wedgewood Affordable Housing Acquisition), 5%, 10/01/2037	3,140,000	3,441,576
Henrico County, VA, Economic Development Authority, Residential Care Rev. (Westminster Canterbury Richmond), “A”, 5%, 10/01/2052	1,715,000	1,749,418
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), RIBS, ETM, AGM, 8.646%, 8/23/2027 (p)	2,900,000	3,353,717
King George County, VA, Industrial Development Authority Solid Waste Disposal Rev. (King George Landfill, Inc. Project), “A”, 2.5%, 6/01/2023 (Put Date 6/01/2023)	1,145,000	1,147,245
Louisa, VA, Industrial Development Authority, Pollution Control Refunding Rev. (Virginia Electric and Power Co. Project), “B”, 0.75%, 11/01/2035 (Put Date 9/02/2025)	3,275,000	3,017,344
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4%, 9/01/2023 (n)	10,000	9,884
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2028 (n)	145,000	137,723
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2037 (n)	270,000	256,247
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2045 (n)	775,000	661,676
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045 (n)	230,000	212,255
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2030 (n)	630,000	638,677
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	565,000	569,652
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2027	295,000	315,188
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2028	315,000	336,918
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2029	315,000	337,959
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	495,000	527,586
Virginia Small Business Financing Authority Rev., Solid Waste Disposal (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038) (n)	185,000	180,622
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/2019 (a)(d)	414,028	41
		$33,100,073
Washington - 2.0%
Central Puget Sound, WA, Regional Transit Authority Sales Tax & Motor Vehicle Excise Tax Rev., “S-1”, 5%, 11/01/2041	$10,225,000	$11,028,668
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2033	1,485,000	1,560,836
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2038	1,900,000	1,980,576
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2048	3,645,000	3,747,778
Seattle, WA, Housing Authority Rev. (Northgate Plaza Project), 1%, 6/01/2026	4,220,000	3,976,889
Seattle, WA, Port Intermediate Lien Rev., 5%, 4/01/2037	7,865,000	8,379,401
Seattle, WA, Port Intermediate Lien Rev., “C”, 5%, 8/01/2026	3,165,000	3,412,830
Seattle, WA, Port Rev., 4%, 4/01/2044	1,260,000	1,160,317
Seattle, WA, Port Rev., “B”, 5%, 8/01/2024	2,360,000	2,364,999
Washington Health Care Facilities Authority Rev. (Seattle Cancer Care Alliance), 5%, 9/01/2045	4,045,000	4,241,024
Washington Health Care Facilities Authority Rev. (Seattle Cancer Care Alliance), 5%, 9/01/2050	1,970,000	2,054,942
Washington Health Care Facilities Authority Rev. (Seattle Cancer Care Alliance), 5%, 9/01/2055	5,005,000	5,212,359
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2027	395,000	425,284
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2035	1,475,000	1,535,481
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2037	1,345,000	1,396,702
Washington Motor Vehicle Fuel Tax, “E”, 5%, 2/01/2037	9,440,000	9,760,880
Washington Motor Vehicle Fuel Tax, “E”, 5%, 2/01/2039	6,280,000	6,486,599
Washington State Housing Finance Commission Municipal Certificates, “A”, 3.5%, 12/01/2035	12,672,895	11,589,337
Washington State Housing Finance Commission, Single Family Rev., “1N”, GNMA, 3%, 12/01/2049	5,500,000	5,380,925
		$85,695,827

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
West Virginia - 0.5%
Monongalia County, WV, Commission Special District Excise Tax Refunding & Improvement Rev. (University Town Centre Economic Opportunity Development District), “A”, 4.125%, 6/01/2043 (n)	$1,095,000	$974,188
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Refunding Rev. (Wheel Power Co. - Mitchell Project), “A”, 3%, 6/01/2037 (Put Date 6/18/2027)	3,610,000	3,532,320
West Virginia Economic Development Authority, Solid Waste Disposal Rev. (Appalachian Power Company-Amos Project), “A”, 0.625%, 12/01/2038 (Put Date 12/15/2025)	2,625,000	2,327,797
West Virginia Economic Development Authority, Solid Waste Disposal Rev. (Appalachian Power Company-Amos Project), “A”, 1%, 1/01/2041 (Put Date 9/01/2025)	2,470,000	2,239,510
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2038	665,000	698,786
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2039	200,000	209,810
West Virginia Hospital Finance Authority Hospital Improvement Rev. (West Virginia University Health System Obligated Group), “A”, 4%, 6/01/2051	5,505,000	5,123,801
West Virginia Housing Development Fund, “A”, FHA, 3.45%, 11/01/2033	505,000	504,705
West Virginia Housing Development Fund, “A”, FHA, 3.75%, 11/01/2038	480,000	481,020
West Virginia Water Development Authority Rev. (Loan Program II), “A-II”, 5%, 11/01/2033	535,000	587,052
Wheeling, WV, Combined Waterworks and Sewerage System Rev., “A”, BAM, 4%, 6/01/2031	335,000	362,590
Wheeling, WV, Combined Waterworks and Sewerage System Rev., “A”, BAM, 4%, 6/01/2032	220,000	232,448
Wheeling, WV, Combined Waterworks and Sewerage System Rev., “A”, BAM, 4%, 6/01/2033	425,000	447,055
Wheeling, WV, Combined Waterworks and Sewerage System Rev., “A”, BAM, 4%, 6/01/2035	520,000	545,487
Wheeling, WV, Combined Waterworks and Sewerage System Rev., “A”, BAM, 4%, 6/01/2041	470,000	470,840
Wheeling, WV, Combined Waterworks and Sewerage System Rev., “A”, BAM, 4%, 6/01/2046	475,000	465,208
Wheeling, WV, Combined Waterworks and Sewerage System Rev., “A”, BAM, 4%, 6/01/2051	345,000	333,414
		$19,536,031
Wisconsin - 2.4%
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2032	$515,000	$348,837
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2033	785,000	506,806
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2034	750,000	461,403
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2035	1,120,000	655,891
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2036	1,150,000	640,921
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2037	1,865,000	990,966
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2038	2,025,000	1,022,208
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2039	2,200,000	1,054,858
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2040	950,000	431,956
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2031	390,000	271,796
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2032	525,000	348,398
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2033	505,000	318,799
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2034	470,000	282,177
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2035	600,000	342,234
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2036	580,000	314,229
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2037	585,000	301,578
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2038	600,000	293,280
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2039	560,000	259,496
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2040	140,000	61,400
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), “A”, 5%, 12/01/2030	95,000	103,997
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “A”, AGM, 4%, 2/15/2036	945,000	942,601
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “A”, AGM, 4%, 2/15/2037	870,000	864,595
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 5%, 2/15/2047	635,000	652,620
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2037	550,000	489,075
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2047	975,000	788,501
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2057	1,495,000	1,146,267
Wisconsin Health & Educational Facilities Authority Rev. (Rogers Memorial Hospital, Inc.), “A”, 5%, 7/01/2038	305,000	315,112
Wisconsin Health & Educational Facilities Authority Rev. (Rogers Memorial Hospital, Inc.), “A”, 5%, 7/01/2044	355,000	364,429
Wisconsin Health & Educational Facilities Authority Rev. (Rogers Memorial Hospital, Inc.), “A”, 5%, 7/01/2049	1,475,000	1,509,627
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2039	645,000	622,487
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2046	825,000	767,888
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2054	6,435,000	5,851,806

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “B-3”, 2.25%, 11/01/2026	$600,000	$587,602
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2040 (Prerefunded 9/15/2023)	370,000	383,190
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2045 (Prerefunded 9/15/2023)	500,000	517,824
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2050 (Prerefunded 9/15/2023)	2,015,000	2,086,831
Wisconsin Housing & Economic Development Authority Home Ownership, “D”, 4%, 3/01/2047 (u)	3,950,000	4,005,725
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2022	120,000	120,000
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	995,000	996,235
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	1,430,000	1,434,975
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “C”, 5%, 7/01/2042	1,630,000	1,631,124
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2039	160,000	163,207
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2049	485,000	488,595
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2053	335,000	336,173
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 4.95%, 3/01/2030 (n)	95,000	97,473
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.25%, 3/01/2035 (n)	95,000	97,528
Wisconsin Public Finance Authority Entrance Fee Principal Redemption Accredited Rev. (Searstone CCRC Project), “B-2”, 2.25%, 6/01/2027 (n)	1,150,000	1,037,683
Wisconsin Public Finance Authority Entrance Fee Principal Redemption Accredited Rev., Taxable (Searstone CCRC Project), “C”, 2.75%, 6/01/2026 (n)	935,000	897,468
Wisconsin Public Finance Authority Healthcare Facility Rev. (Blue Ridge Healthcare), “A”, 4%, 1/01/2045	515,000	478,374
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2025 (n)	75,000	75,301
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2030 (n)	130,000	128,111
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2038 (n)	175,000	165,521
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2042	520,000	533,889
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2047	480,000	490,299
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2036 (n)	1,475,000	1,299,262
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2041 (n)	1,345,000	1,119,722
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2051 (n)	2,480,000	1,887,678
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2056 (n)	1,320,000	979,364
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	10,340,000	9,387,506
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (n)	4,090,000	3,884,028
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 6.5%, 12/01/2037 (n)	190,000	170,089
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	4,400,000	3,981,817
Wisconsin Public Finance Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “A”, 5%, 11/15/2041	795,000	835,407
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2041	190,000	165,193
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2046	260,000	217,902
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2051	730,000	596,214
Wisconsin Public Finance Authority Rev. (Celanese Corp.), “B”, 5%, 12/01/2025	490,000	515,318
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2037 (n)	785,000	749,094
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2042 (n)	795,000	738,462
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2047 (n)	1,885,000	1,714,713

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2052 (n)	$160,000	$143,410
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/2029 (n)	390,000	392,083
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/2034 (n)	360,000	363,300
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/2044 (n)	295,000	297,368
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/2049 (n)	585,000	592,250
Wisconsin Public Finance Authority Senior Secured Rev. (McLemore Hotel & Conference Center), “A”, 4.5%, 6/01/2056 (n)	5,460,000	4,072,447
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2044	295,000	315,127
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2045	635,000	615,595
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2050	550,000	524,575
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2054	385,000	408,071
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2055	620,000	586,399
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2058	445,000	471,666
Wisconsin Public Finance Authority Student Housing Rev. (CHF-Wilmington LLC- University of North Carolina at Wilmington Project), 5%, 7/01/2036	395,000	418,149
Wisconsin Public Finance Authority Student Housing Rev. (CHF-Wilmington LLC- University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2048	4,720,000	4,915,367
Wisconsin Public Finance Authority Student Housing Rev. (CHF-Wilmington LLC- University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2053	2,810,000	2,911,476
Wisconsin Public Finance Authority Student Housing Rev. (CHF-Wilmington LLC- University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2058	3,935,000	4,077,103
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2041 (n)	335,000	305,362
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2051 (n)	1,310,000	1,126,706
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2061 (n)	2,315,000	1,916,080
Wisconsin Public Finance Authority Student Housing Rev., Taxable (University of Hawai'i Foundation Project), “A-2”, 4.85%, 7/01/2031 (n)	335,000	305,316
Wisconsin Public Finance Authority Student Housing Rev., Taxable (University of Hawai'i Foundation Project), “A-2”, 5.35%, 7/01/2040 (n)	1,125,000	978,694
Wisconsin Public Finance Authority, Health Care System Rev. (Cone Health), “A”, 4%, 10/01/2052	7,495,000	6,963,990
		$101,021,669
Wyoming - 0.3%
Laramie County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2035	$175,000	$175,076
Laramie County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2037	160,000	157,243
Wyoming Community Development Authority, Housing Rev., 4%, 12/01/2050 (u)	7,685,000	7,801,063
Wyoming Community Development Authority, Housing Rev., GNMA, 3.5%, 6/01/2052	4,130,000	4,099,712
		$12,233,094
Total Municipal Bonds		$4,171,849,096
Bonds – 0.4%
Consumer Services – 0.4%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$6,276,000	$5,416,843
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	4,770,000	3,862,576
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)	670,000	507,792
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2028 (n)	1,945,000	1,387,456
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	20,076,955	5,271,045
Toll Road Investors Partnership II LP, Capital Appreciation, “A”, NPFG, 0%, 2/15/2045	466,115	129,002
Toll Road Investors Partnership II LP, Capital Appreciation, “B”, NPFG, 0%, 2/15/2033 (n)	2,925,000	1,563,705
Total Bonds		$18,138,419

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Other Municipal Bonds – 0.3%
Multi-Family Housing Revenue – 0.3%
Freddie Mac, 2.625%, 6/15/2035	$13,565,000	$12,206,055
FRETE 2021-ML12 Trust, “X-US”, FHLMC, 1.219%, 7/25/2041 (i)(n)	12,609,948	1,393,237
Total Other Municipal Bonds		$13,599,292
Contingent Value Instruments - 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$7,287,661	$3,625,611
Investment Companies (h) - 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 1.21% (v)	29,793,455	$29,790,476

Other Assets, Less Liabilities - (1.2)%		(51,752,400)
Net Assets - 100.0%		$4,185,250,494
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $29,790,476 and $4,207,212,418, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $271,307,209, representing 6.5% of net assets.
(p)	Primary market inverse floater.
(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.25%, 5/15/2035	6/30/2015	$100,000	$64,000
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 7.75%, 5/15/2035	11/15/2017	713,358	422,400
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 8.125%, 5/15/2044	11/15/2017	1,083,653	636,800
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.5%, 5/15/2049	6/30/2015	180,000	115,200
Illinois Housing Development Authority Rev., “A”, FHLMC, 3.87%, 11/15/2035	2/04/2021	9,431,865	7,795,763
Illinois Housing Development Authority Rev., “B”, FHLMC, 3.87%, 11/15/2035	2/04/2021	3,846,530	3,179,290
Illinois Housing Development Authority Rev., “C”, FHLMC, 3.87%, 11/15/2035	2/04/2021	3,838,332	3,172,514
Illinois Housing Development Authority Rev., “D”, FHLMC, 3.87%, 11/15/2035	2/04/2021	3,502,471	2,894,913
Illinois Housing Development Authority Rev., “E”, FHLMC, 3.87%, 11/15/2035	2/04/2021	2,410,359	1,992,245
Total Restricted Securities			$20,273,125
% of Net assets			0.5%
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
COP	Certificate of Participation
ETM	Escrowed to Maturity

Portfolio of Investments (unaudited) – continued
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RIBS	Residual Interest Bonds
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$4,189,073,999	$—	$4,189,073,999
U.S. Corporate Bonds	—	18,138,419	—	18,138,419
Mutual Funds	29,790,476	—	—	29,790,476
Total	$29,790,476	$4,207,212,418	$—	$4,237,002,894
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$117,250,011	$428,826,348	$516,280,150	$(4,515)	$(1,218)	$29,790,476
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$126,779	$—

Supplemental Information (unaudited) – continued
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.